1933 Act Reg. No. 33-88316

1940 Act File No. 811-8932

As filed with the Securities and Exchange Commission on February 28, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 77	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 79	☒

Artisan Partners Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005
(Agents for Service)

Amending Parts A, B and C and filing Exhibits.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)

☒	on March 3, 2014 pursuant to rule 485(b)

☐	60 days after filing pursuant to rule 485(a)(1)

☐	on pursuant to rule 485(a)(1)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on pursuant to rule 485(a)(2)

EXPLANATORY NOTE

This Post-Effective Amendment No. 77 to the Registration Statement contains a Prospectus and Statement of Additional Information describing Artisan High Income Fund, a new series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to Artisan High Income Fund; (b) Statement of Additional Information relating to Artisan High Income Fund; (c) Part C Information relating to all series of the Registrant.

This Post-Effective Amendment No. 77 is intended to amend and supersede Post-Effective Amendment No. 72. The Prospectus and Statement of Additional Information for other series and share classes of the Registrant are not superseded or amended hereby.

ARTISAN FUNDS
Prospectus

2014
March 3, 2014

Artisan High Income Fund

Investor Share Class	ARTFX
Advisor Share Class	APDFX

A R T I S A N P A R T N E R S

If you have any questions about any part of the prospectus or wish to obtain additional information about Artisan High Income Fund, please call **800.344.1770** or visit **www.artisanfunds.com.**
The Securities and Exchange Commission has not approved or disapproved any of the Fund's shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
Artisan Funds • P.O. Box 8412 • Boston, MA 02266-8412

ARTISAN HIGH INCOME FUND
Investor – ARTFX	Advisor – APDFX

INVESTMENT OBJECTIVE

Artisan High Income Fund seeks to provide total return through a combination of current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Investor	Advisor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Exchange Fee	None	None
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Investor	Advisor
Management Fees	0.73%	0.73%
Distribution (12b-1) Fees	None	None
Other Expenses[1]	0.65	0.52
Total Annual Fund Operating Expenses	1.38	1.25
Fee Waiver and Expense Reimbursement[2]	0.13	—
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25	1.25

[1]	Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.

[2]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan” or “Artisan Partners”), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.25% of its average daily net assets. This contract continues through April 1, 2015, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor	$127	$424
Advisor	$127	$397

PORTFOLIO TURNOVER

The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to invest in issuers with high quality business models that have compelling risk-adjusted return characteristics. The Fund employs a fundamental investment process to construct a diversified portfolio of attractively valued high yield corporate bonds (often referred to as “junk bonds”) and secured and unsecured loans, including, without limitation, senior and subordinated loans, delayed funding loans and revolving credit facilities, and loan participations and assignments.

Artisan’s research process has four primary pillars:

•	Business Quality. Artisan uses a variety of sources to understand an issuer’s business model resiliency. Artisan analyzes the general health of the industry in which an issuer operates, the issuer’s competitive position, the dynamics of industry participants, and the decision-making history of the issuer’s management.

•	Financial Strength and Flexibility. Artisan believes that analyzing the history and trend of free cash flow generation is critical to understanding an issuer’s financial health. Artisan’s financial analysis also considers an issuer’s capital structure, refinancing options, financial covenants, amortization schedules and overall financial transparency.

•	Value Identification. Artisan uses multiple metrics to determine the value of an investment opportunity. Artisan looks for credit improvement potential, relative value within an issuer’s capital structure, catalysts for business improvement and potential value stemming from market or industry dislocations.

•	Downside Analysis. Artisan believes that credit instruments by their nature have an asymmetric risk profile. The risk of loss is often greater than the potential for gain, particularly when looking at below investment grade issuers. Artisan seeks to manage this risk with what it believes to be conservative financial projections that account for industry position, competitive dynamics and positioning within the capital structure.

Under normal circumstances, the Fund will invest primarily in instruments that are rated, at the time of purchase, below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan to be of comparable quality. The Fund may invest without limit in securities and other instruments of U.S. and non-U.S. issuers, including issuers economically tied to “emerging market” countries, securities traded principally outside of the United States, and securities denominated in currencies other

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than the U.S. dollar. The Fund may invest in private placements and other restricted securities.

In addition to high yield corporate bonds and loans, the Fund may also invest in other corporate fixed income instruments of varying maturities, including fixed-, variable- and floating-rate bonds, debentures, notes, commercial paper and other types of corporate debt instruments across the credit quality spectrum, such as stressed and distressed debt securities, as well as credit default swaps and other derivatives related to, referencing or with similar economic characteristics to corporate fixed income instruments.

PRINCIPAL RISKS

Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:

•	Credit Risk. An issuer or counterparty may fail to pay its obligations to the Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

•	High Yield Securities (“Junk Bond”) Risk. Fixed income instruments rated below investment grade, or unrated securities that are determined by Artisan to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

•	Interest Rate Risk. The values of debt instruments held by the Fund may fall in response to increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. Given the current historically low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

•	Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of Artisan’s portfolio management team. The Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the senior loans in which the Fund will invest may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they will not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans.

•	Foreign Investing Risks. Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks. Investment risks typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets.

•	Currency Risk. Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of a Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually seeks (but is not required) to hedge against the risk of loss resulting from currency fluctuation. There can be no guarantee that any hedging activity will be successful. Hedging activity or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

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•	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•	Leverage Risk. Certain transactions, including, for example, the use of certain derivatives, such as credit default swaps, entering into certain loan transactions that entail an obligation by the Fund to extend credit in the future, such as revolving credit facilities, and the purchase of when-issued and delayed-delivery securities can result in leverage. Leverage generally has the effect of increasing the amounts of loss or gain the Fund might realize, and creates the likelihood of greater volatility of the value of the Fund’s investments. There is risk of loss in excess of invested capital.

•	Stressed and Distressed Instruments Risk. Investments in the securities of financially stressed or distressed issuers involve substantial risks, including the risk that all or a portion of principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. As with any issuer, Artisan’s judgments about the credit quality of a financially stressed or distressed issuer and the relative value of its securities may prove to be wrong.

•	Derivatives Risk. The Fund’s investments in derivatives, including credit default swaps, are subject to the risk that such investments will not perform as anticipated by Artisan, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility. The use of derivatives may create investment leverage. In addition, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment.

•	Private Placement and Restricted Securities Risk. In addition to the general risks to which all securities are subject, securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

•	Valuation Risk. The valuation of certain of the Fund’s investments involves subjective judgment. There can be no assurance that the Fund will value its investments in a manner that reflects their market value or that the Fund will be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s net asset value.

•	Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.

•	No Operating History Risk. The Fund is a newly formed fund and has no operating history for investors to evaluate.

•	Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE

Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this prospectus.

PORTFOLIO MANAGEMENT

Investment Adviser:

Artisan Partners Limited Partnership (“Artisan Partners”)

Portfolio Manager:

Name	Title	Length of Service
Bryan C. Krug	Portfolio Manager, Artisan Partners	Since 2014 (inception)

PURCHASE AND SALE OF FUND SHARES

Minimum Investments:

	Investor Shares	Advisor Shares
To open an account	$1,000	$250,000
To add to an account	No minimum	No minimum
Minimum balance required	$1,000	$250,000

The Fund may waive the initial minimum or accept a smaller initial minimum investment amount under certain circumstances.

You may purchase or redeem shares by telephone, written request sent to the Fund by mail, or systematically on any day that the New York Stock Exchange is open for regular session trading. Some redemptions require Medallion guarantees.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The following supplements the information regarding the Fund’s investment objective and principal investment strategies set forth in the “Fund Summary.” The Fund seeks to provide total return through a combination of current income and capital appreciation. The investment objective of the Fund may be changed by the board of directors without the approval of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Investors in the Fund will receive at least 30 days’ prior written notice of implementation of any such change in the Fund’s investment objective.

The Fund seeks to invest in issuers with high quality business models that have compelling risk-adjusted return characteristics. The Fund employs a fundamental investment process to construct a diversified portfolio of attractively valued high yield corporate bonds (often referred to as “junk bonds”) and secured and unsecured loans, including, without limitation, senior and subordinated loans, delayed funding loans and revolving credit facilities, and loan participations and assignments.

Artisan’s research process has four primary pillars:

•	Business Quality. Artisan uses a variety of sources to understand an issuer’s business model resiliency. Artisan analyzes the general health of the industry in which an issuer operates, the issuer’s competitive position, the dynamics of industry participants, and the decision-making history of the issuer’s management.

•	Financial Strength and Flexibility. Artisan believes that analyzing the history and trend of free cash flow generation are critical to understanding an issuer’s financial health. Artisan’s financial analysis also considers an issuer’s capital structure, refinancing options, financial covenants, amortization schedules and overall financial transparency.

•	Value Identification. Artisan uses multiple metrics to determine the value of an investment opportunity. Artisan looks for credit improvement potential, relative value within an issuer’s capital structure, catalysts for business improvement and potential value stemming from market or industry dislocations.

•	Downside Analysis. Artisan believes that credit instruments by their nature have an asymmetric risk profile. The risk of loss is often greater than the potential for gain, particularly when looking at below investment grade issuers. Artisan seeks to manage this risk with what it believes to be conservative financial projections that account for industry position, competitive dynamics and positioning within the capital structure.

Under normal circumstances, the Fund will invest primarily in instruments that are rated, at the time of purchase, below investment grade (below BBB- by S&P or Fitch or below Baa3 by Moody’s), or comparably rated by another NRSRO, or unrated but determined by Artisan to be of comparable quality. The Fund may invest without limit in securities and other instruments of U.S. and non-U.S. issuers, including issuers economically tied to “emerging market” countries, securities traded principally outside of the United States, and securities denominated in currencies other than the U.S. dollar. The Fund may invest in private placements and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws).

In addition to high yield corporate bonds and loans, the Fund may also invest in other corporate fixed income instruments of varying maturities, including fixed-, variable- and floating-rate bonds, debentures, notes, commercial paper, and other types of corporate debt instruments across the credit quality spectrum, such as stressed and distressed debt securities, as well as credit default swaps and other derivatives related to, referencing or with similar economic characteristics to corporate fixed income instruments.

The Fund may invest without limit in corporate fixed income instruments as described above, and may focus its investments in one or more types of corporate fixed income instruments depending on market conditions. For example, if Artisan believes that market conditions are favorable for a particular type of fixed income instrument, such as high yield corporate bonds, substantially all of the Fund’s assets may be invested in high yield corporate bonds. Similarly, if Artisan believes that market conditions are more favorable for loans, substantially all of the Fund’s assets may be invested in loans.

Although the Fund expects to primarily invest in corporate fixed income instruments that are rated below investment grade (or unrated but determined by Artisan to be of comparable quality) at the time of purchase, the Fund may invest in instruments of any credit quality, including securities of stressed or distressed issuers. Such instruments may be rated in the lower rating categories (CCC+ or lower by S&P or Fitch or Caa1 or lower by Moody’s), or comparably rated by another NRSRO, or unrated but determined by Artisan to be of comparable quality. Such instruments are subject to very high credit risk.

The Fund may invest directly in secured or unsecured loans or invest in loan assignments or participations with respect to borrowers operating in any industry and/or geographical region. Most loans pay interest at rates that typically adjust periodically, often based on a benchmark rate plus a premium or spread over the benchmark rate. The benchmark rate usually is the Prime Rate, LIBOR, the Federal Reserve federal funds rate, or other base lending rates used by commercial lenders (each as defined in the applicable loan agreement). Secured loans are secured by collateral, while unsecured loans are not secured by any collateral. The Fund may invest in senior loans, which hold senior positions in the borrower’s capital structure. The Fund also may invest in subordinated loans (e.g., second-lien loans and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency.

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The Fund may use derivatives for investment, duration management or hedging purposes, or with the purpose or effect of creating investment leverage. The Fund’s investments in derivative instruments may include investments in, among other instruments, credit default swaps, as well as certain currency instruments such as currency forward contracts, currency swap contracts and currency exchange transactions on a spot (i.e., cash) basis.

The Fund also may invest in debt obligations issued by governments and/or their agencies and instrumentalities. From time to time, the Fund may invest in or hold common stock, preferred stock, convertible securities and other equity securities or warrants incidental to the purchase or ownership of a fixed income instrument or in connection with a reorganization of an issuer. The Fund may purchase securities on a when-issued or delayed delivery basis.

The Fund may sell an investment when Artisan thinks changing circumstances have affected the original reasons for the instrument’s purchase, the issuer of the instrument exhibits deteriorating credit or other fundamentals, or more attractive investment opportunities are identified.

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RISKS YOU SHOULD CONSIDER

Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. The portfolio management team’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The principal and other risks that apply to the Fund include:

•	Credit Risk. An issuer or counterparty may fail to pay its obligations to the Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt tend to be particularly sensitive to these changes. The values of investments also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. In addition, lack or inadequacy of collateral or credit enhancements for a debt obligation may affect its credit risk. Credit risk of an investment may change over time, and securities or other instruments that are rated by ratings agencies may be subject to downgrade. Ratings are only opinions of the agencies issuing them as to the likelihood of payment. They are not guarantees as to quality and they do not reflect market risk. If an issuer or counterparty fails to pay interest, the Fund’s income might be reduced and the value of the investment might fall, and if an issuer or counterparty fails to pay principal, the value of the investment might fall and the Fund could lose the amount of its investment.

•	High Yield Securities (“Junk Bond”) Risk. Fixed income instruments rated below investment grade, or unrated securities that are determined by Artisan to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to a greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities. In the event that the Fund disposes of a portfolio security after it is downgraded, the Fund may experience a greater loss than if such security had been sold prior to the downgrade.

•	Interest Rate Risk. The values of debt instruments held by the Fund may fall in response to increases in interest rates. In general, the values of debt securities fall in response to increases in interest rates, and rise in response to decreases in interest rates. The value of a security with a longer duration will be more sensitive to increases in interest rates than a similar security with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions for those investments. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). Given the current historically low interest rate environment, risks associated with rising rates are heightened.

If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result (i.e., extension risk). Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Prepayment risk results from borrowers paying debt securities prior to their maturity date. When a prepayment happens, all or a portion of the obligation will be prepaid. A borrower is more likely to prepay an obligation which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be pre-paid and the Fund will probably be unable to reinvest those proceeds in an investment with as high a yield. A decline in income received by the Fund from its investments is likely to have a negative effect on the yield and total return of the Fund’s shares.

•	Loan Risk. The Fund may make loans directly to borrowers or may acquire an interest in a loan by means of either an assignment or a participation. Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, credit risk, interest rate risk, prepayment risk and extension risk. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. This means loans are often subject to significant credit risks, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. This risk of default will increase in the event of an economic downturn or a substantial increase in interest rates (which will increase the cost of the borrower’s debt service).

Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of Artisan’s portfolio management team. Opportunities to invest in loans or certain types of loans may be limited.

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The Fund may invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit and liquidity risks than other types of loans. The Fund may invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty.

Loans in which the Fund may invest typically pay interest at floating rates. It is possible that the borrower may have the ability to change or to adjust the interest rate on a loan under circumstances or in ways that are unfavorable to the Fund, or that the timing or calculation of scheduled changes in the interest rate on a loan held by the Fund may delay, or prevent, the Fund from realizing the effects of favorable changes in interest rates.

Although the loans in which the Fund will invest may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations in realizing the benefits of the collateral securing a loan or could recover nothing of what it is owed on the secured loan. If the terms of a secured loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they will not afford the Fund recourse to collateral. The claims of holders of unsecured loans may be subordinated, and thus lower in priority, to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt.

Investments in loans may be difficult to value and may be illiquid for reasons including legal or contractual restrictions on resale. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in the loan, resulting in a material decline in the Fund’s NAV.

Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans.

In a loan participation, the Fund purchases a participating interest in a portion of the rights of a lending institution in a loan. In such case, the Fund will generally be entitled to receive from the lending institution amounts equal to the payments of principal, interest and premium, if any, on the loan received by the institution, but generally will not be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution.

If the Fund holds a loan through another financial intermediary, as is the case with a participation, or relies on another financial intermediary to administer the loan, as is the case with most multi-lender facilities, the Fund’s receipt of principal and interest on the loan and the value of the Fund’s loan investment will depend at least in part on the credit standing of the financial intermediary and therefore will be subject to the credit risk of the intermediary. The Fund will be required to rely upon the financial intermediary from which it purchases a participation interest to collect and pass on to the Fund such payments and to enforce the Fund’s rights and may not be able to cause the financial intermediary to take what it considers to be appropriate action. As a result, an insolvency, bankruptcy or reorganization of the financial intermediary may delay or prevent the Fund from receiving principal, interest and other amounts with respect to the Fund’s interest in the loan. In addition, if the Fund relies on a financial intermediary to administer a loan, the Fund is subject to the risk that the financial intermediary may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations. The Fund may be subject to heightened or additional risks by investing in mezzanine and other subordinated loans due to increased credit risk. The Fund may be subject to potential liabilities or costs, including liabilities and costs arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental, the Foreign Corrupt Practices Act, the Office of Foreign Assets Control, and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

•	Foreign Investing Risks. Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

•

Emerging Markets Risks. Investment risks typically are greater in emerging and less developed markets. For example, political and economic structures in less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging

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market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

•	Currency Risk. Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of a Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually seeks (but is not required) to hedge against the risk of loss resulting from currency fluctuation. There can be no guarantee that any hedging activity will be undertaken or, if undertaken, will be successful. Currency hedging activity or use of forward foreign currency contracts may reduce the risk of loss from currency revaluations, but also may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

•	Liquidity Risk. The Fund may invest in securities that trade in lower volumes and may be less liquid than other investments. Additionally, the Fund’s investments may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold or closed out, the Fund may have to sell at a lower price than the price at which the Fund is carrying the investments or may not be able to sell the investments at all, each of which would have a negative effect on the Fund’s performance. It is possible that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment or that the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such a case, the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s NAV. In addition, if the Fund sells investments with extended settlement times, the settlement proceeds from the sales may not be available to meet the Fund’s redemption obligations, or for reinvestment in other securities, for a substantial period of time. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•	Leverage Risk. Certain transactions, including, for example, the use of certain derivatives, such as credit default swaps, entering into certain loan transactions that entail an obligation by the Fund to extend credit in the future, such as revolving credit facilities, and the purchase of when-issued and delayed-delivery securities can result in leverage. Leverage generally has the effect of increasing the amounts of loss or gain the Fund might realize, and creates the likelihood of greater volatility of the value of the Fund’s investments. In transactions involving leverage, a relatively small market movement or change in other underlying indicator can lead to significantly larger losses to the Fund. There is risk of loss in excess of invested capital.

•	Stressed and Distressed Instruments Risk. Investments in the securities of financially stressed or distressed issuers involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment. Among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. As with any issuer, Artisan’s judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.

•	Derivatives Risk. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates or indexes. These instruments include, among others, credit default swaps, currency forward contracts, currency swap contracts and other swap agreements and similar instruments. The Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by Artisan.

In addition to the risks of an adverse change in the value of the underlying reference asset, the Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by Fund shareholders.

The Fund may use derivatives with the purpose or effect of creating investment leverage. Leverage increases the Fund’s portfolio losses when the value of its investments declines. Since many derivatives involve leverage, adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

When the Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, the Fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely with that of the underlying investment. It is

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possible that, when the Fund uses a derivative for hedging purposes, the derivative will not in fact provide the anticipated protection, and the Fund could lose money on both the derivative transaction and the exposure the Fund sought to hedge. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

•	Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of over-the-counter instruments) and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or insolvent or otherwise fails to perform its obligations to the Fund due to financial difficulties, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the bankruptcy or insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will likely be treated as a general creditor of such counterparty, and may not have any claim with respect to any underlying security or asset. The Fund may obtain only a limited recovery, or no recovery, in such circumstances. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by U.S. financial reform legislation.

•	Private Placement and Restricted Securities Risk. A private placement involves the sale of securities that have not been registered under the Securities Act, or relevant provisions of applicable non-U.S. law. In addition to the general risks to which all securities are subject, securities acquired by the Fund in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. See “– Liquidity Risk.” Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also present valuation risks. See “– Valuation Risk.”

•	Valuation Risk. The valuation of certain of the Fund’s investments involves subjective judgment. There can be no assurance that the Fund will value its investments in a manner that reflects their market value or that the Fund will be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. Certain securities in which the Fund may invest, including, for example, high yield bonds, loans, derivatives, emerging market securities, complex securities and thinly-traded or illiquid investments, may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility.

•	Confidential Information Access Risk. In managing the Fund, Artisan may seek to avoid the receipt of material, non-public information (“Confidential Information”) about the issuers of loans or other investments being considered for acquisition by the Fund or held in the Fund’s portfolio if the receipt of the Confidential Information would restrict the Fund or other Artisan clients from trading in securities they hold or in which they may invest. In many instances, issuers offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s loans or other securities. In circumstances when Artisan declines to receive Confidential Information from these issuers, the Fund may be disadvantaged in comparison to other investors, including with respect to evaluating the issuer and the price the Fund would pay or receive when it buys or sells those investments. Further, in situations when the Fund is asked, for example, to grant consents, waivers or amendments with respect to such investments, Artisan’s ability to assess such consents, waivers and amendments may be compromised by its lack of access to Confidential Information. In certain situations, Artisan may choose to receive Confidential Information but create information walls around persons having access to the Confidential Information (“walled-off personnel”) to limit the restrictions on others at Artisan. Those measures could impair the ability of walled-off personnel from accessing information from others at Artisan.

•	Inflation/Deflation Risk. The value of assets or income from the Fund’s investments may be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

•	Risks of When-Issued and Delayed-Delivery Securities. The Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued and delayed-delivery purchases involve a risk of loss if the value of the securities declines prior to the settlement date. The risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made.

•	Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant effect on the performance of the Fund’s overall portfolio.

•	No Operating History Risk. The Fund is a newly formed fund and has no operating history for investors to evaluate. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

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•	Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an effect on the Fund and on other investors. For example, significant levels of new investments may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative effect on Fund performance. Similarly, redemption activity might cause the Fund to sell portfolio securities or borrow money, which might generate a capital gain or loss or cause the Fund to incur costs that, in effect, would be borne by all shareholders, not just those investors who redeemed. Shareholder purchase and redemption activity may also affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

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ORGANIZATION, MANAGEMENT & MANAGEMENT FEES

Organization. The Fund is a series of Artisan Partners Funds, Inc. (“Artisan Funds”). The Fund offers two classes of shares: Investor Shares and Advisor Shares.

Management. The Fund is managed by Artisan Partners Limited Partnership (“Artisan Partners”), which selects the Fund’s investments and handles its business affairs under the direction of Artisan Funds’ board of directors. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners provides investment management services to pension and profit sharing plans, trusts, endowments, foundations, charitable organizations, governmental entities and investment companies and similar pooled investment vehicles, and also provides administrative services to each series of Artisan Funds. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a Delaware corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995. Artisan Partners’ principal address is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

PORTFOLIO MANAGER

The portfolio manager of the Fund is identified below. The portfolio manager is responsible for overall management of the Fund. The statement of additional information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Fund shares.

The Fund is managed by Bryan C. Krug, CFA. Mr. Krug joined Artisan Partners in December 2013 and has managed Artisan High Income Fund and Artisan Partners’ high income strategy since the inception of each in 2014. Prior to joining Artisan Partners in 2013, Mr. Krug was a fixed income portfolio manager at Waddell & Reed Investment Management Company for seven years. He holds a B.S. degree in Finance from Miami University, Richard T. Farmer School of Business.

MANAGEMENT FEES

The Fund pays a management fee to Artisan Partners for serving as its investment adviser and providing administrative services. The annual fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly at the annual rate of 0.725% of the Fund’s average daily net assets up to $1 billion; 0.700% of average daily net assets from $1 billion to $2 billion; 0.675% of average daily net assets from $2 billion to $3.5 billion; 0.650% of average daily net assets from $3.5 billion to $10 billion; and 0.625% of average daily net assets over $10 billion. Artisan Partners has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.25% of its average daily net assets annually. The contract continues through April 1, 2015, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

The management fee and other expenses related to the Fund’s operations are reflected in its net asset value.

A discussion regarding the basis for the initial approval by the board of directors of the investment advisory contract for the Fund will be available in Artisan Funds’ semiannual report to shareholders for the period ending March 31, 2014.

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INVESTING WITH ARTISAN FUNDS

SHARE PRICE

The Fund is open for business every day the New York Stock Exchange (NYSE) is open for regular session trading. Shares are not priced on days when the NYSE is closed. The Fund buys and sells its shares each day the NYSE is open, at the net asset value per share (NAV) next calculated after your purchase or redemption order is received and accepted by the Fund or its authorized agent.

The NAV of each class of shares of the Fund is determined by dividing the value of the Fund’s investments and other assets attributable to that class, less its liabilities attributable to that class, by the number of outstanding shares of that class of the Fund. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date. The NAV is computed daily as of the NYSE regular session closing time – usually 4:00 p.m. Eastern Time.

For purposes of calculating the Fund’s NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values are generally evaluations based on the judgment of the Fund’s pricing services, which may consider the prices at which investments actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable.

The Fund’s investments for which market quotations are not readily available are valued by Artisan Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors. A market quotation will be considered not readily available, and the Fund may therefore use fair value pricing, if, among other things, the valuation committee determines that the market value resulting from the Fund’s valuation procedures does not reflect a fair value of the investment, or the value of the investment might have been materially affected by events occurring after the close of the market in which the investment was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. The Fund monitors for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of investments results in a meeting of the valuation committee, which considers whether a subsequent event has occurred and whether market closing prices continue to represent fair values for potentially affected investments.

When fair value pricing is employed, the value of an investment used by the Fund to calculate its NAV may differ from quoted or published prices for the same investment. Estimates of fair value utilized by the Fund as described above may differ from the value realized on the sale of those investments and the differences may be material to the NAV of the Fund. Values of foreign investments are translated from local currencies into U.S. dollars using current exchange rates.

The Fund has the ability to invest in markets outside the U.S. The foreign markets in which the Fund may invest are sometimes open on days when the NYSE is not open and the Fund does not calculate its NAV, and sometimes are not open on days when the Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time as of which the Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia, the Middle East and other Far Eastern markets. The regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time as of which the Fund calculates its NAV. Therefore, the value of the Fund’s portfolio may be affected on days when the Fund does not calculate its NAV and you cannot purchase or redeem Fund shares.

WHO CAN INVEST IN ARTISAN FUNDS?

In general, to invest in Artisan Funds, you should be an adult U.S. citizen or resident or a U.S. entity with a U.S. tax identification (social security or employer identification) number. You or the person authorized to place transactions on your behalf may not place transactions in your account for the benefit of any person other than yourself (except for a transfer of shares to another account). If Artisan Funds determines that the registered owner of an account has permitted another person or entity who is not the registered or beneficial owner of the account to hold shares through that account, the Fund may reject future purchases in that account and any related accounts.

As of the date of this statutory prospectus, shares of the Fund are qualified for sale in the U.S. and its territories and possessions. Residents of Guam may purchase shares of the Fund only through approved financial intermediaries, and only to the extent that financial intermediary is otherwise eligible to sell mutual fund shares in Guam. Artisan Funds sells shares to investors residing outside the U.S. only in limited circumstances. Any sale to an investor residing outside the U.S. requires prior approval of Artisan Funds.

SHARE CLASS ELIGIBILITY

INVESTOR SHARES

Investor Shares of the Fund are offered to members of the general public. You can open the following types of accounts in Investor Shares:

•	Individual or Joint Ownership – Individual accounts are owned by one person. Joint accounts can have two or more owners.

•	Uniform Gift or Transfer to a Minor (UGMA, UTMA) – Custodial accounts let you give money to a minor for any purpose. This gift is irrevocable, and the minor gains control of the account once he or she reaches the age of majority.

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•	Individual or Marital Trust.

•	Business or Organization – This type of account is for a corporation, association, partnership or similar institution.

•	Retirement Account – This type of account includes traditional individual retirement accounts (IRAs), Roth IRAs, rollover IRAs, simplified employee pension plans (SEP-IRAs), SIMPLE IRAs, Keogh plans, profit sharing and money purchase plans, 403(b) plans and 401(k) plans.

•	Coverdell Education Savings Account (ESAs) – ESAs provide a tax-favored vehicle through which educational expenses can be funded on behalf of the individual for whom the account is established.

Financial intermediaries must contact the Fund for approval before opening an omnibus account.

ADVISOR SHARES

Advisor Shares of the Fund are generally available for investment only by employee benefit plans, clients of financial advisors, clients of sponsored fee-based programs and other investors that meet the minimum investment requirements. You may open a new account in Advisor Shares of the Fund only if:

•	you are an employee benefit plan that trades electronically through a financial intermediary and shares of the Fund are made available to your plan pursuant to an agreement with Artisan Funds or Artisan Partners Distributors LLC;

•	you are a client of a financial advisor or financial planner that meets the Fund’s investment minimum through the advisor’s or planner’s aggregated client assets in the Fund held with a single custodian;

•	you are an investor in a sponsored fee-based program and shares of the Fund are made available to that program pursuant to an agreement with Artisan Funds or Artisan Partners Distributors LLC; or

•	you are an investor meeting the minimum investment requirements for opening a new account.

MINIMUM INVESTMENTS

	Investor Shares	Advisor Shares
To open an account	$1,000	$250,000
To add to an account	No minimum	No minimum

The Fund will waive the initial minimum investment of $1,000 for Investor Shares if you invest through the Automatic Investment Plan. See “Buying Shares – Automatic Investment Plan (AIP).” The Fund may also waive the minimum investment requirement for Investor Shares with respect to investments held in omnibus accounts or other accounts held through financial intermediaries, although the intermediary maintaining such an account may impose its own minimum investment requirements. See “Other Information – Financial Intermediaries.”

The Fund may, at its discretion, accept a smaller initial investment or waive the minimum initial investment amount for investment into the Advisor Share class if:

•	you are an employee benefit plan and the Fund expects the plan will meet the minimum balance required within a defined period; or

•	you are an investor in a sponsored fee-based program and the Fund expects the program will meet the minimum balance required within a defined period.

MINIMUM BALANCES

INVESTOR SHARES

Investor Shares of the Fund require a minimum balance of $1,000. The Fund reserves the right to close your account and redeem your shares if the value of your account falls below $1,000. However, before closing a small account, the Fund will notify you and give you at least 30 days to bring your account’s value up to the minimum.

The Fund will waive the $1,000 minimum balance requirement if an account value has declined below $1,000 due solely to investment performance.

If you discontinue an AIP before your account reaches $1,000, that account also may be closed.

If you participate in systematic withdrawal and your account has insufficient funds to meet a withdrawal, the amount remaining will be completely redeemed.

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ADVISOR SHARES

Advisor Shares of the Fund require a minimum balance of $250,000, although the Fund may, at its discretion, permit a smaller minimum account balance under the circumstances set forth above. The Fund reserves the right to automatically convert the Advisor Shares in your account to Investor Shares, or to close your account and redeem your shares, if the value of your account falls below $250,000, unless the reduction in value is due solely to investment performance. The Fund will notify you and allow you at least 30 days to bring your account’s value up to the applicable minimum before converting your shares to Investor Shares or closing your account and redeeming your shares.

If your shares are converted, the conversion will have no effect on the value of your investment in Advisor Shares of the Fund at the time of conversion. However, the number of shares you own after the conversion may be greater or lower than the number of shares you owned before the conversion, depending on the net asset value of the respective share classes.

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BUYING SHARES

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an Artisan Funds account, you will be asked to provide certain identifying information on your account application. If you fail to provide the appropriate information to the Fund, the Fund may try to contact you to obtain the necessary information. For more information, see “Other Information – Anti-Money Laundering Compliance.”

HOW TO OPEN AN ACCOUNT

If you meet the applicable share class eligibility requirements and the Fund’s other criteria, you may be able to purchase shares of the Fund by contacting your financial intermediary. You can also open an account and purchase shares of the Fund by contacting the Fund’s transfer agent at 800.344.1770 and completing a new account application. See “Investing with Artisan Funds – Who Can Invest in Artisan Funds? and – Share Class Eligibility.”

By Mail – Complete and sign a new account application. Mail the application, along with your check for the applicable purchase amount to the address listed below (use the address that matches the delivery mechanism you are using – regular mail or overnight delivery). All checks must be made payable to “Artisan Funds” or to “Artisan High Income Fund.” Artisan Funds will not accept cash, money orders, travelers checks, credit card payments, credit card checks, third-party checks, starter checks or checks drawn on non-U.S. financial institutions.

For regular mail delivery:	For overnight mail delivery:
Artisan Funds c/o Boston Financial Data Services P. O. Box 8412 Boston, MA 02266-8412	Artisan Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809 800.344.1770

All investment checks must be delivered to one of the addresses above. Artisan Funds and Artisan Partners Distributors LLC do not accept shareholder investment checks at their corporate offices; checks received at those offices will be forwarded to Boston Financial Data Services (Boston Financial), the Fund’s transfer agent, and purchases will not be effective until the order is received and accepted by Boston Financial. A purchase by check is priced at the NAV next calculated after Boston Financial receives the check and accepts the order.

By Wire – You may purchase shares by instructing your financial institution to wire money to Artisan Funds’ custodian bank. Your financial institution may charge you a fee to send (or receive) funds by wire. Wire transfers from a bank outside the U.S. generally will not be accepted. A purchase by wire is priced at the NAV next calculated after Boston Financial receives your wire. Therefore, if your wire is received after the time as of which the NAV is calculated for the day, your funds may be held by the Fund’s custodian bank until the next business day. If you are opening a new account by wire transfer, a new account application must be received in proper form at the Fund’s transfer agent prior to the receipt of the wire. Artisan Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

Wire transfer instructions are:

State Street Bank and Trust Company

Attn: Mutual Funds

Boston, MA 02110

Routing #011000028

Credit to:	Artisan Funds
Deposit DDA 99050882
Further credit:	[your account registration] [your account number]

If the proper account information is not included, the wire order may be rejected.

By Exchange – You may open a new account with the Fund by telephone by calling 800.344.1770 with an exchange of $1,000 or more for Investor Shares or $250,000 or more for Advisor Shares from your identically registered account in another of the Artisan Funds. See “ – Telephone Exchange Plan.” A purchase by exchange is priced at the NAV next calculated after your call; the redemption may be subject to a redemption fee. See “Redeeming Shares – Redemption Fee.”

By Automatic Investment Plan (AIP) – You may purchase shares of the Fund through an AIP. Complete and sign the account application, including the AIP section. See “ – Automatic Investment Plan (AIP).”

By Purchases in Kind – You may, subject to Artisan Funds’ approval, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call Artisan Funds at 800.399.1770 if you would like to purchase shares of the Fund with other securities.

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HOW TO ADD TO AN ACCOUNT

If you opened an account directly with the Fund in accordance with the previous section, you may make subsequent investments by wire transfer using the instructions provided, or by submitting a check, along with either the stub from your Fund account statement or a letter indicating the amount of the purchase, your account number and the name in which your account is registered. All checks must be made payable to “Artisan Funds” or to “Artisan High Income Fund.” Please print your account number on your check. Artisan Funds will not accept cash, money orders, travelers checks, credit card payments, credit card checks, third-party checks, starter checks or checks drawn on non-U.S. financial institutions.

You may also add from $50 to $50,000 to your account by telephone. You may elect the telephone purchase option on your application or by completing the shareholder options form after your account has been opened. A telephone purchase with funds to be drawn from your bank account is generally effective on the business day of your call if you call before the time as of which the Fund calculates its NAV, or on the next business day after your call if you call after the time as of which the Fund’s NAV has been calculated for the day. See “Investing with Artisan Funds – Share Price.” Your financial institution may impose a fee for wire or electronic funds transfer (“EFT”).

You may exchange between identically registered accounts within the same share class by telephone. Telephone exchanges are subject to a minimum exchange of $50 and other limits. See “ – Telephone Exchange Plan.”

You may also add AIP to your existing account. Please call 800.344.1770 or visit www.artisanfunds.com for a shareholder options form. Your financial institution may charge you a fee for electronic transfers of funds. See “ – Automatic Investment Plan (AIP)” for more information.

TELEPHONE EXCHANGE PLAN

You may open a new account with the Fund by exchange of $1,000 or more for Investor Shares or $250,000 or more for Advisor Shares from your identically registered account in Investor Shares or Advisor Shares of another of the Artisan Funds. You also may transfer investments between already existing identically registered Investor Shares or Advisor Shares accounts by exchanging at least $50.

Telephone exchanges are subject to these restrictions:

•	Both accounts must be registered in the same name, with the same address and taxpayer identification (social security or employer identification) number.

•	Your exchange will be processed on the business day on which you call if you call before the time as of which each Artisan Fund calculates its NAV, or on the next business day after your call if you call after the time as of which an Artisan Fund’s NAV has been calculated for the day. See “Investing with Artisan Funds – Share Price.”

•	If your account is subject to backup withholding, you may not use the telephone exchange plan.

•	If you use the telephone exchange plan more than four times in any rolling twelve-month period, Artisan Funds may terminate your access to the plan. Exchanges conducted through an omnibus account are not subject to this limitation because Artisan Funds may not be able to identify the underlying investors but you may be subject to restrictions imposed by the financial intermediary.

•	The Fund may charge you a 2% redemption fee on exchanges of shares owned for 90 days or less. See “Redeeming Shares – Redemption Fee.”

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP allows you to make regular, systematic investments in the Fund. You purchase shares by transferring money from your designated checking or savings account directly into your Fund account. Simply designate your monthly investment amount (the monthly minimum is $50) and the day (between the 3rd and the 28th) you want the transfer to take place. If you do not select a day, the withdrawal from your account will be made on the 15th of the month. If a withdrawal date falls on a weekend or holiday, your payment will be transferred from your bank account on the business day prior to the date you selected. It may take up to 10 days to establish your AIP once your instructions have been received. Artisan Funds will not be responsible for non-sufficient funds fees. If your AIP does not clear, your purchase will be cancelled. You will be liable for any resulting losses or fees the Fund or its transfer agent incurs. If your purchase through the AIP fails to clear on two consecutive occasions, the Fund will terminate your AIP.

If you choose the AIP when you open your account, the minimum initial investment for Investor Shares will be waived. However, your Investor Shares may be redeemed and your account closed if you discontinue the AIP before your account reaches the minimum initial investment size. See “Investing with Artisan Funds – Minimum Balances.” To change an AIP, please notify us at least 14 days prior to the next scheduled investment date. For complete instructions on changing an AIP, please visit www.artisanfunds.com or contact a customer service representative at 800.344.1770.

PURCHASES – GENERAL INFORMATION

•	Your purchases must be in U.S. dollars.

•	If your check or telephone purchase order does not clear, your purchase will be cancelled. You also will be liable for any resulting losses or fees the Fund or its transfer agent incurs.

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•	You may not change or cancel a purchase request after you have mailed or otherwise transmitted it.

•	An order typically is accepted when the Fund or its authorized agent has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation. An order is not binding until accepted and entered on the books of the Fund.

•	The Fund reserves the right to reject any order deemed inappropriate or not to be in the best interests of existing Fund shareholders, to limit exchanges or to take such other actions as the Fund deems appropriate. Further, the Fund reserves the right to reject any purchase order in its sole discretion. For example, the Fund may reject an order that appears so large that it would disrupt management of the Fund or an order from someone ineligible to invest. The Fund also may reject orders as described below under “Other Information – Anti-Money Laundering Compliance” and “Other Information – Inappropriate Trading.” The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from rejecting any purchase order.

•	A holiday, weekend or other interruption can affect the normal processing of an investment.

•	The Fund cannot accept a purchase order specifying a specific purchase date or price per share. Purchase checks greater than $50,000 that are post-dated or have a partial date or no date will be rejected. However, if a purchase check is less than $50,000, it will not be held for processing on the designated date, but will be processed upon acceptance.

•	The Fund may terminate your ability to make automatic investments and telephone purchases if an item is not paid by your financial institution on two consecutive occasions.

•	To prevent unauthorized transactions in your account, the Fund will take precautions designed to verify that information communicated by telephone is genuine. The Fund and its transfer agent may record a call, request identifying information and send written confirmation of telephone transactions. The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from acting upon instructions furnished by telephone if we follow reasonable procedures designed to verify the identity of the caller. We recommend that you take precautions to keep confidential your personal information, including your account number and tax identification (social security or employer identification) number. You should verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

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REDEEMING SHARES

You may redeem some or all of your shares by telephone or written request sent to the Fund by mail on any day that the NYSE is open for regular session trading. You may also redeem shares of the Fund by systematic withdrawals on any day that the NYSE is open for regular session trading. Your redemption will be processed on the business day that your order is accepted by the Fund or its authorized agent if it is received before the time as of which the Fund calculates its NAV (NYSE closing time – usually 4:00 p.m. Eastern Time). If your order is received after that time, your order will be processed on the next business day. The Fund will redeem your shares at the NAV per share next calculated after your redemption order is received in good order by the Fund or its authorized agent. The Fund may reject your redemption order under certain circumstances, which are discussed below. Artisan Funds will generally wire transfer the proceeds of your redemption to the bank account designated in your purchase application or on a telephone authorization form. Some redemptions require Medallion guarantees. See “ – Medallion Guarantees.”

HOW TO REDEEM SHARES

BY MAIL

Non-IRA Accounts

To redeem shares in an account other than an IRA, complete the Non-IRA Redemption form or mail a letter of instruction including: the Fund’s name; your account number; the dollar amount or number of shares to be sold; and the signature of the shareholder(s) as it appears on the account or by a duly authorized agent of the shareholder(s). Some redemptions require Medallion guarantees. See “ – Medallion Guarantees.” The letter of instruction should be sent to the address shown below (use the address that matches the delivery mechanism you are using – regular mail or overnight delivery).

For regular mail delivery:	For overnight mail delivery:
Artisan Funds c/o Boston Financial Data Services P. O. Box 8412 Boston, MA 02266-8412	Artisan Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809 800.344.1770

IRA Accounts

To redeem shares in an Artisan Funds IRA account, you may send a letter of instruction or complete the IRA Distribution Request Form. Call 800.344.1770 or visit www.artisanfunds.com for instructions. Some redemptions require Medallion guarantees. See “ – Medallion Guarantees.”

If you are younger than 59 1/2, redemptions likely will be subject to income taxes and penalties. After you are 59 1/2, redemption proceeds may not be subject to penalties but likely will be subject to income tax.

For further instructions, documents or the IRA Disclosure Statement and Custodial Agreement, please call 800.344.1770 or visit www.artisanfunds.com.

BY TELEPHONE

You automatically have the telephone redemption option unless you decline it on your account application. If you decline this option, but would like to add it at a later date, call 800.344.1770 or visit www.artisanfunds.com for a shareholder options form. The telephone redemption form must be signed by a person authorized to act on behalf of the registered owner of an account and may require a form of signature validation.

To redeem shares by telephone, call the Fund’s transfer agent at 800.344.1770. If you redeem shares by telephone, any amount of shares may be redeemed if a bank account was designated on your account application, or updated on a shareholder options form after your account was opened, to receive the proceeds by wire transfer or EFT. If you have not designated a bank account to receive the proceeds by wire or EFT, telephone redemptions will be limited to $50,000 each and will be sent by check to your mailing address of record. Your bank may charge you a fee for an incoming wire or EFT; Artisan Funds reserves the right to charge fees for these services in the future. Payment by EFT usually will arrive at your bank two banking days after your redemption is processed. Payment by wire usually is credited to your bank account on the next banking day after your redemption is processed. Payment by EFT usually will arrive at your bank two banking days after your redemption is processed.

To reduce the risk of loss from a fraudulent instruction, we will send your redemption proceeds only to the bank account designated in your application or telephone authorization form or letter signed by an authorized person and with a Medallion guarantee. See “ –

Medallion Guarantees.” A request to change your existing U.S. bank account must be submitted in writing or on a shareholder options form and may require a form of signature validation.

The Fund and its transfer agent will not be responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense for acting upon instructions furnished by telephone, if we follow reasonable procedures designed to identify the caller. We

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may record a call, request identifying information or send written confirmation of telephone transactions. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement. We recommend that you take precautions to keep confidential your account information, including your account number and tax identification number.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

BY SYSTEMATIC WITHDRAWALS

This service lets you withdraw a set amount from your account at regular intervals. To be eligible for systematic withdrawal, you must have at least $5,000 in your Artisan Fund account and must withdraw at least $50 per transaction.

If you would like to add this option, please call us at 800.344.1770 or visit www.artisanfunds.com for a shareholder options form. You must use the IRA Distribution Request Form to request systematic withdrawals from your IRA account.

If you select the systematic withdrawal option, you may choose to have the Fund send payment: (i) by mail to the address of record; (ii) by EFT to a pre-authorized U.S. bank account; or (iii) to your pre-authorized U.S. bank account by wire transfer. In order to receive funds by EFT or wire transfer, you must identify your U.S. bank account on your application, or if you are changing your U.S. bank account or adding this feature after your account is open, on a shareholder options form. Your request to change your U.S. bank account or add options must be submitted in writing and may require a form of signature validation. Your bank may charge you a fee for the incoming wire or EFT; Artisan Funds reserves the right to charge fees for these services in the future. Payment by EFT usually will arrive at your bank two banking days after your redemption is processed. Payment by wire usually is credited to your bank account on the next banking day after your redemption is processed.

REDEMPTIONS – GENERAL INFORMATION

Normally, redemption proceeds will be mailed to you within seven days after receipt and acceptance of your redemption request. Redemption proceeds may be withheld or delayed as required by applicable law.

Subject to applicable law, the Fund may reject your redemption request if:

•	the identification information you provided in your account application cannot be verified;

•	your identification information matches information on a government list of suspicious persons; or

•	the Fund believes that you may be involved in suspicious activity.

Further documentation may be requested to evidence the authority of the person or entity making a written redemption request. Please call 800.344.1770 with questions.

If you recently have made a purchase by check or EFT, the Fund may withhold redemption proceeds until it is reasonably satisfied that it has received good funds. This confirmation process can take up to 15 days. To reduce such delays, Artisan Funds recommends that your purchase be made by federal funds wire through your financial institution.

You may not change or cancel a redemption request after you have mailed or otherwise transmitted it.

The Fund cannot accept a redemption request that is post-dated, specifies a particular date for processing, specifies a price for redemption or contains any other special conditions. All redemptions will be processed upon acceptance.

Redemptions may be suspended or payment dates postponed when the NYSE is closed, its trading is restricted or as permitted by the Securities and Exchange Commission (SEC).

The Fund intends to pay all redemptions in cash. During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits may be paid wholly or partly by an in-kind distribution of securities.

The redemption price you receive depends upon the NAV per share of a class of the Fund at the time of redemption. It may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.

Shares in any account you maintain with Artisan Funds may be redeemed to the extent necessary to reimburse Artisan Funds for any loss it sustains that is caused by you (such as losses from uncollected checks or any Fund liability under the backup withholding provisions of the Internal Revenue Code of 1986, as amended (the “Code”) relating to your account).

If the Fund sends you a check for a redemption, systematic withdrawal payment or cash distribution that is returned “undeliverable” or remains uncashed for at least six months, the Fund may cancel the check and reinvest the proceeds in your Fund account at the NAV per share on the date of reinvestment and, if applicable, the Fund may (a) cancel your systematic withdrawal payments, honoring redemptions only by request and (b) automatically reinvest your future dividends and capital gains, even if you had elected cash payment. If you hold your investment in an IRA, or other circumstances exist such that reinvesting the proceeds is not in your or the Fund’s best interest, your check will not be cancelled and the Fund may attempt to contact you to obtain further instruction.

Before submitting your redemption request, please call 800.344.1770 if you have any questions about requirements for a redemption.

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REDEMPTION FEE

If you redeem or exchange shares of the Fund that you have held for 90 days or less, the Fund will charge you a redemption fee of 2% of the redemption proceeds. The redemption fee will be deducted from your redemption proceeds and retained by the Fund.

The Fund reserves the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading.

For example, the following transactions for direct shareholders of Fund shares (if known by the Fund) would not be subject to redemption fees:

•	Redemptions of shares purchased through reinvestment of dividends and distributions;

•	Redemptions of shares pursuant to certain automatic rebalancing programs;

•	Redemptions requested following the death of a registered shareholder on an account or the settler of a living trust that is the registered shareholder of an account, for shares held in the account at the time of death;

•	Redemptions of shares that were purchased as participant contributions through an employer-sponsored retirement plan;

•	Transaction activity due to processing errors; or

•	Shares exchanged from one share class to another within the same Fund.

This list is not exclusive. To request a waiver or if you have any questions about whether your transaction will be subject to the redemption fee, please call us at 800.344.1770.

The Fund will waive the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans and shares purchased through certain financial intermediaries. In those cases where a financial intermediary passes the redemption fee through to underlying investors, the amount of the fee and the holding period generally will be consistent with the Fund’s criteria. However, due to differences in operational capacities, the financial intermediaries’ methods for tracking and calculating the fee may be different in some respects from the methods employed by the Fund. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information on how redemption fees will be applied to your shares.

Waivers of redemption fees are reported to the board of directors of Artisan Funds.

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MEDALLION GUARANTEES

To protect you and the Fund from fraud, the following transaction requests must be submitted in writing and include a Medallion Signature Guarantee for each account owner:

•	If you wish to redeem more than $50,000 and have not previously designated a U.S. bank account to receive the proceeds by wire transfer or EFT.

•	If you add/remove an owner on your account.

•	If you add/change the beneficiary to whom your account will be transferred upon your death.

•	If you ask that a check or wire be delivered to an address or bank account other than the address or bank account on your account.

•	If you ask that a check or wire be made payable to someone other than the account owner.

•	If you transfer the ownership of your account.

•	If you wish to redeem shares and your address is changed in response to a U.S. Postal Service notification or you have changed the address on your account in writing without a Medallion guarantee, by phone or through www.artisanfunds.com within the last 60 days.

All Medallion Guarantees must use a STAMP2000 Medallion imprint appropriate for the nature and dollar amount of the transaction. Each owner’s signature must show the capacity in which the signer is acting, (for example, “Jane Doe, as Trustee”). Medallion Guarantee is a bar-coded signature guarantee and must be executed by an eligible guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act. Member firms of a domestic stock exchange are also considered eligible guarantors. Non bar-coded guarantees or stamps from a Notary Public are not acceptable.

If you are signing on behalf of an entity, you must indicate your capacity beside or beneath your signature. If you are signing in a capacity, further documentation may be required by the guarantor. Prior to signing, inquire what documentation needs to be provided and the maximum transaction amount the guarantee will insure. Request that the guarantor provide a legible bar-coded Medallion Guarantee. A form or transaction request received without a valid STAMP2000 Medallion imprint may be rejected.

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EXCHANGING SHARES

If you meet the minimum investment requirements for opening a new account, and any other eligibility criteria described in this statutory prospectus, you may exchange shares of the Fund for the same class of shares of any other Artisan Fund that is open to new investors or any closed Artisan Fund (if you also meet the requirements described under “Investing with Artisan Funds – Who is Eligible to Invest in a Closed Artisan Fund?” in the respective Fund’s statutory prospectus). A fund exchange may be made by following the redemption procedures described under “Redeeming Shares – How to Redeem Shares.” The Fund will exchange your shares at the NAV per share next calculated after your exchange order is received in good order by the Fund or its authorized agent. If you exchange shares of the Fund that you have held for 90 days or less for the same class of shares of another Fund, the Fund will charge you a redemption fee of 2% of the redemption proceeds. An exchange of shares of the Fund for shares of another Artisan Fund will be a taxable transaction. See “Dividends, Capital Gains & Taxes – Taxes.”

Shareholders may also exchange shares of the Fund for a different class of shares offered by the Fund, provided that the shareholder meets the eligibility requirements, including any investment requirements for opening a new account in shares of the class into which the shareholder seeks to exchange. Such an exchange may be made by following the procedures described under “Redeeming Shares – How to Redeem Shares.” The Fund will exchange your shares at the NAV per share next calculated after your exchange order is received in good order by the Fund or its authorized agent. If you exchange shares of the Fund that you have held for 90 days or less for a different class of shares offered by the Fund, generally the Fund will not charge you a redemption fee, unless you trade electronically under certain circumstances. For U.S. federal income tax purposes, an exchange of shares of the Fund directly for shares of a different class of the Fund generally is not expected to be a taxable event, or to result in recognition of a gain or loss by the exchanging shareholder. See “Dividends, Capital Gains & Taxes – Taxes.”

Artisan Funds reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.

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SHAREHOLDER & ACCOUNT PROCEDURES

ACCOUNT OPTION CHANGES

To further protect the Fund and its shareholders from fraud, some shareholder account changes may require additional signature validation. Please refer to our shareholder options form for further information or call us at 800.344.1770.

ADDRESS CHANGES

You may change the address on your account by:

•	sending a written request to the Fund’s transfer agent signed by the registered owner(s) of the account (please note, if you wish to redeem shares within 60 days after a change of address in writing, each owner’s signature must be guaranteed using a STAMP2000 Medallion. See “Redeeming Shares – Medallion Guarantees”),

•	calling us at 800.344.1770, or

•	accessing your account through www.artisanfunds.com.

Artisan Funds will send a written confirmation of the change to both your old and new addresses. Artisan Funds will change your address in response to a U.S. Postal Service notification, but will attempt to contact you at the new address so that you can confirm the address change.

If your address is changed in response to a U.S. Postal Service notification, in writing without proper signature validation, by phone or through www.artisanfunds.com, we will not honor any redemption request for the following 60 days, unless that redemption is in writing with a Medallion guarantee. See “Redeeming Shares – Medallion Guarantees.” The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from acting upon address changes if we follow reasonable procedures to verify the identity of the caller or website user.

If a piece of mail that we send to you is returned as undeliverable, we will attempt to resend the mail two more times. If it remains undeliverable after those three attempts, we will discontinue all mail to your mailing address of record until you notify us of a new address by one of the previously stated methods.

STATEMENTS AND REPORTS

As an Artisan Fund shareholder, you will receive:

•	Confirmation statements.

•	Quarterly account statements.

•	Annual and semiannual reports with financial statements.

•	Year-end tax statements.

Transactions made under certain periodic investment and withdrawal programs (including dividend reinvestment plans) will be confirmed on quarterly account statements. We suggest you keep each of your quarterly and year-end account and tax statements with your other important financial papers. You may need them for tax purposes.

If you need copies of statements visit www.artisanfunds.com or call 800.344.1770. Copies of this year’s or last year’s statements are free of charge; for earlier years, there is a per statement processing fee (currently $10) for each year for which statements (account or tax) are requested.

If more than one member of a household has an account with the Fund, we reduce the number of duplicate annual and semiannual reports your household receives by sending only one copy of each to the address shared by those accounts. If you hold more than one account in the Fund, we will only send one summary prospectus for the Fund, but your household may receive more than one copy if two or more members of your household hold accounts in the Fund. Call us at 800.344.1770 to request individual copies of these documents. We will begin sending individual copies within 30 days after receiving your request.

E-DELIVERY OF DOCUMENTS

If you hold your account directly with Artisan Funds, and you prefer to view Fund documents online rather than receiving paper documents, you may enroll in E-Delivery through www.artisanfunds.com. To enroll in E-Delivery, you will need to provide your social security number or employer identification number and a valid email address. All accounts associated with the social security or employer identification number you provide will be enrolled for E-Delivery.

When a Fund document becomes available, you will receive an email containing a link to that document. If the email we send to you is returned as undeliverable, we will attempt to resend the email two more times. If your email remains undelivered after those three attempts, your E-Delivery enrollment will be discontinued and paper copies of Fund documents will be sent to your mailing address on record. There are risks to electronic delivery of Fund documents, including, but not limited to, delay or failure of delivery due to technical difficulties and other matters beyond the Fund’s control. The Fund has no liability for the failure or disruption of the E-Delivery service due to circumstances beyond our reasonable control.

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OTHER INFORMATION

FINANCIAL INTERMEDIARIES

The Fund may authorize certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”), to accept purchase, exchange and redemption orders on the Fund’s behalf. An order properly received by an authorized agent will be deemed to have been accepted by the Fund. If you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent and the 2% redemption fee imposed by the Fund. The authorized agent’s procedures will apply in lieu of purchase, exchange and redemption procedures described in this statutory prospectus.

If you attempt to purchase shares of the Fund through an unauthorized intermediary, your purchase request will be rejected. Please contact your financial intermediary or Artisan Funds at 800.344.1770 to find out whether your financial intermediary is eligible to purchase Fund shares and, if so, how purchases, redemptions or exchanges may be made.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Fund’s behalf. These services may include recordkeeping, transaction processing for shareholders’ accounts and other services to its clients. This fee may be based on the number of accounts or may be a percentage, currently up to 0.40% annually for Investor Shares and up to 0.15% annually for Advisor Shares, of the average value of accounts for which the authorized agent provides services. The Fund pays a portion of this fee, which is intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered on the books of the Fund.

Artisan Partners, at its own expense, may pay authorized agents for accounting and shareholder services (to the extent those fees are not paid by the Fund), and for distribution and marketing services performed with respect to the Fund. Such payments for distribution and marketing services may be made as compensation or reimbursement for one or more of the following: (1) expenses incurred by authorized agents for their sales activities with respect to the Fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of authorized agents for their sales activities and (2) marketing and promotional services by authorized agents, such as business planning assistance, educating personnel about the Fund and sponsoring sales meetings. A number of factors may be considered in determining the amount of the payments associated with such services, including that authorized agent’s sales, client assets invested in the Fund and redemption rates, the quality of the authorized agent’s relationship with Artisan Partners, and the nature of the services provided by the authorized agent to its clients. Although neither the Fund nor Artisan Partners pays for the Fund to be included in an authorized agent’s “preferred list” or other promotional program, some authorized agents that receive compensation as described above may have such programs in which the Fund may be included. Authorized agents that receive these types of payments may have a conflict of interest in recommending or selling Fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.

The Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirements as described under “Investing with Artisan Funds – Minimum Investments.” The Fund reserves the right to waive or reduce the 2% redemption fee on shares held for 90 days or less for any account held through an authorized agent or other financial intermediary and currently waives the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans and shares purchased through certain authorized agents or financial intermediaries.

In those cases where a financial intermediary passes the redemption fee through to underlying investors, the amount of the fee and the holding period generally will be consistent with the Fund’s criteria. However, due to differences in operational procedures and policies, the financial intermediaries’ methods for tracking and calculating the fee may be different in some respects from the methods employed by the Fund. If you purchase Fund shares through a financial intermediary, you should contact the financial intermediary for more information on how redemption fees will be applied to your shares.

ANTI-MONEY LAUNDERING COMPLIANCE

Artisan Funds is required to comply with various anti-money laundering laws and regulations. Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an Artisan Funds account, you must provide certain identifying information on your account application. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. If you fail to provide the appropriate information to the Fund, the Fund may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Fund is unable to contact you within the period of time the Fund considers appropriate, or the Fund believes that the nature of the information needed is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors and types of accounts, this could have adverse consequences. For example, an IRA holder with a limited amount of time to accomplish a rollover of IRA assets could suffer unfavorable tax consequences as a result of the Fund’s inability to process an application. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call 800.344.1770.

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After your account is established, the Fund also may take other actions or ask to see other identifying documents to verify your identity. These actions may include checking your identifying information against various databases and requesting identifying documents, such as a business license, for an entity, or a driver’s license or other state identification card, for an individual, to verify your identity. If the Fund is unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you (unless the Fund is required to “freeze” your account as described below). You will receive the share price next calculated after the Fund determines that it is unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction).

If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account.

The Fund also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.

INAPPROPRIATE TRADING

Artisan Funds attempts to identify investors who appear to engage in trading the Fund considers inappropriate, which may include frequent or short-term trading, and to take reasonable steps to deter such activity. The Fund cannot always identify or reasonably detect frequent, short-term or other inappropriate trading. In particular, it may be difficult to identify frequent, short-term or other inappropriate trading in certain omnibus accounts and other accounts traded through financial intermediaries (which may include broker-dealers, retirement plan administrators, insurance company separate accounts, bank trust departments or other financial services organizations), some of which may be authorized agents of the Fund. By their nature, omnibus accounts conceal from the Fund the identity of individual investors and their transactions. Artisan Funds complies fully with applicable federal rules requiring it to reach an agreement with each of its financial intermediaries pursuant to which certain information regarding purchases, redemptions, transfers and exchanges of Fund shares by underlying beneficial owners through financial intermediary accounts will be provided to the Fund upon request, but there can be no guarantee that all frequent, short-term or other trading activity the Fund may consider inappropriate will be detected, even with such agreements in place. If Artisan Funds is unsuccessful in reaching such an agreement with any financial intermediary, Artisan Funds will terminate that financial intermediary’s ability to purchase shares of the Fund for its customers.

Artisan Funds’ board of directors has adopted policies and procedures to address frequent or short-term trading. The Fund attempts to deter frequent or short-term trading through various methods, which include:

•	exchange limitations as described under “Buying Shares – Telephone Exchange Plan;”

•	redemption fees as described under “Redeeming Shares – Redemption Fee;” and

•	fair valuation of securities as described under “Investing with Artisan Funds – Share Price.”

The nature of the efforts undertaken and the resulting action by Artisan Funds depends, among other things, on the type of shareholder account. Trading activity is monitored selectively on a daily basis in an effort to detect frequent, short-term or other inappropriate trading. If Artisan Funds believes that an investor has engaged in frequent, short-term or other inappropriate trading, it may reject future purchases of Fund shares in that account or related accounts, or by that investor, with or without prior notice; reject a particular purchase order; limit exchanges among Artisan Funds; and/or refuse to open an account. If inappropriate trading is detected in an account registered in the name of a financial intermediary or plan sponsor (as applicable), Artisan Funds may request that the financial intermediary or plan sponsor (as applicable) take action to prevent the particular investor or investors from engaging in that trading.

Rejection of future purchases by a retirement plan because of inappropriate trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in inappropriate trading. To avoid those collateral consequences, for retirement plans, Artisan Funds generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the inappropriate trading activity to cease. If inappropriate trading activity recurs, Artisan Funds may refuse all future purchases from the plan, including those of plan participants not involved in the inappropriate activity.

A financial intermediary through which you may purchase Fund shares may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the financial intermediary may require the Fund’s consent or direction to undertake those efforts. In other cases, Artisan Funds may elect to allow the financial intermediary to apply its own policies with respect to inappropriate trading in lieu of seeking to apply Artisan Funds’ policies to shareholders investing in the Fund through such financial intermediary, based upon Artisan Funds’ conclusion that the financial intermediary’s policies sufficiently protect shareholders of the Fund. In either case, the Fund may have little or no ability to modify the parameters or limits on trading activity set by the financial intermediary. As a result, a financial intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Fund and discussed in this

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statutory prospectus. The Fund’s ability to impose restrictions on trading activity with respect to accounts traded through a particular financial intermediary may also vary depending on the system capabilities, applicable contractual and legal restrictions and cooperation of the particular financial intermediary. If you purchase Fund shares through a financial intermediary, you should contact the financial intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

The identification of inappropriate trading involves judgments that are inherently subjective and the above actions alone or taken together with the other means by which Artisan Funds seeks to discourage certain types of inappropriate trading (through the use of short-term redemption fees on the Fund and fair value pricing, for example) cannot eliminate the possibility that inappropriate trading activity in the Fund will occur. Trading activity, appropriate or inappropriate, may affect the Fund and other shareholders. See “Risks You Should Consider.”

PORTFOLIO SECURITY HOLDINGS DISCLOSURE

A complete list of the Fund’s portfolio holdings as of the close of each calendar quarter will be made publicly available on the 15th day of the following calendar quarter, or such other date as Artisan Funds may determine for the Fund on Artisan Funds’ website (www.artisanfunds.com). A complete list of portfolio holdings is also included in reports the Fund files with the SEC after the end of each quarter. The Fund may disclose its top ten holdings or an incomplete list of its holdings or discuss one or more portfolio holdings provided that the holdings have been made publicly available on Artisan Funds’ website at least one day prior to disclosure of such information or has been included in an SEC filing that is required to include the information. Any such list of holdings or discussion of one or more portfolio holdings will remain available on Artisan Funds’ website at least until the date on which the Fund files a report with the SEC that includes a list of portfolio holdings and is for the period that includes the date as of which such information is current. Portfolio holdings information can be found on Artisan Funds’ website at www.artisanfunds.com/materials_info/view_online.cfm. Further discussion about the Fund’s policies and procedures in connection with the disclosure of portfolio holdings is available in the Fund’s SAI.

COST BASIS REPORTING

Upon the redemption or exchange of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method of average cost (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please see Artisan Funds’ website (www.artisanfunds.com) or call Artisan Funds at 800-344-1770, or consult your financial intermediary, as applicable, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

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DIVIDENDS, CAPITAL GAINS & TAXES

The Fund intends to distribute substantially all of its net income and net realized capital gains to investors each year. The Fund typically declares income distributions daily and pays income distributions monthly. The Fund distributes net realized capital gains no less frequently than annually. The Fund’s investment decisions generally are made without regard to tax consequences to shareholders. As a result, the Fund may be less tax-efficient than other mutual funds that take tax consequences into account in the investment process.

DISTRIBUTION OPTIONS

When you open an account, you may specify on your application how you want to receive your distributions. If you later want to change your selection, you may submit a written request to the Fund’s transfer agent, call us at 800.344.1770 or visit www.artisanfunds.com.

The Fund offers the following options, which you may select on your application:

Reinvestment Option. Your income dividends and capital gain distributions will be reinvested in additional shares of the Fund. If you do not indicate a choice on your application, we will automatically reinvest your distributions.

Income-Only Option. We will automatically reinvest your capital gain distributions, but send income dividends to you by check or to your predesignated U.S. bank account by EFT.

Capital Gains-Only Option. We will automatically reinvest your income dividends, but send capital gain distributions to you by check or to your predesignated U.S. bank account by EFT.

Cash Option. We will send all distributions to you by check or to your predesignated U.S. bank account by EFT.

In IRA accounts, all distributions are automatically reinvested because payments in cash likely would be subject to income tax and penalties. After you are 59 1/2, you may request payment of distributions in cash. Distributions paid in cash, even after you are 59 1/2, likely will be subject to income tax.

The Fund does not pay dividends or distributions by Federal Reserve wire transfer.

When you reinvest, the reinvestment price is the Fund’s NAV per Share of a class of the Fund at the close of business on the reinvestment date.

Distribution checks usually will begin to be mailed promptly after the payment date.

TAXES

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in the Fund. Your investment in the Fund may have other tax implications. For example, if your investment is held through a tax-deferred account such as an employee benefit plan or if you are a foreign person (defined below), other results may be obtained and other considerations may apply. Please consult your tax advisor about federal, state, local or foreign tax laws applicable to you.

When you sign your account application, you are asked to certify that your Social Security or taxpayer identification number is correct, that you are a U.S. person and that you are not subject to backup withholding for failing to report income to the Internal Revenue Service (IRS). If you fail to comply with this procedure, the IRS can require the Fund to withhold a percentage of your taxable distributions and redemptions.

The Fund intends to elect and to qualify each year to be treated as a “regulated investment company.” A regulated investment company is not subject to U.S. federal income taxes on income and gains that are distributed to shareholders in a timely manner.

Taxes on Redemptions. When you redeem shares in the Fund, you will generally recognize a capital gain or loss if there is a difference between the basis of your shares (typically, their cost) and the price you receive when you redeem them. Capital gain or loss realized from a redemption of shares held for more than one year will generally be treated as long-term capital gain or loss. Otherwise, the gain or loss will be treated as short-term capital gain or loss.

Whenever you redeem shares of the Fund, you will receive a confirmation statement showing how many shares you sold and at what price. Shareholders holding shares in taxable accounts also may receive a year-end statement early in the following year. This will allow you or your tax preparer to determine the tax consequences of each redemption. See “Other Information – Cost Basis Reporting.” However, be sure to keep your regular account statements and tax forms; that information will be essential in verifying the amount of your capital gains or losses.

Taxes on Exchanges of Fund Shares. An exchange of shares of the Fund for shares of another Artisan Fund will be a taxable transaction. Any gain or loss resulting from such an exchange will generally be treated as a capital gain or loss for U.S. federal income tax purposes, and will be long-term or short-term capital gain or loss depending on how long you have held your shares. For U.S. federal income tax purposes, an exchange of shares of the Fund directly for shares of a different class of the same Fund generally is not expected to be a taxable event or to result in recognition of a gain or loss by the exchanging shareholder.

Taxes on Distributions. Distributions are generally subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the U.S., your distributions also may be taxed by the country in which you reside.

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Your distributions are taxable in the year they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in October, November or December and paid in January of the following year are taxable as if you received them on December 31 of the year in which they were declared.

For federal income tax purposes, the Fund’s income and short-term capital gain distributions are generally taxed as ordinary income, except to the extent such distributions are attributable to “qualified dividend income” as described below.

Long-term capital gain distributions reported by the Fund as capital gain dividends will be taxable as long-term capital gains includible in net capital gains and taxed to individuals at reduced rates. Whether gains realized by the Fund are long-term or short-term depends on the length of time that the Fund held the asset it sold.

Net capital gains rates apply to “qualified dividend income” received by noncorporate shareholders who satisfy certain holding period requirements. The amount of Fund dividends eligible to be taxed as qualified dividend income at the reduced rate is not permitted to exceed the amount of the aggregate qualifying dividends received by the Fund. To the extent the Fund distributes amounts of dividends that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. The Fund generally does not expect a significant portion of its distributions to be derived from qualified dividend income.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund.

A portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from U.S. corporations. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The Fund generally does not expect a significant portion of its distributions to qualify for the corporate dividends-received deduction.

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which, where applicable, will reduce the return on those securities. If more than 50% of the value of the Fund’s total assets at the end of its taxable year is invested in foreign securities, the Fund will be eligible to elect to permit shareholders to claim a credit or deduction with respect to foreign taxes incurred by the Fund. The Fund may choose not to make such an election.

Early in each calendar year, the Fund will send you and the IRS a Form 1099 showing the amount and character of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year. Certain shareholders may receive an annual statement and not a Form 1099.

The Fund’s distributions are generally subject to tax as described herein even if such distributions are paid from income or gains earned by the Fund prior to a shareholder’s investment and thus were included in the price paid for the shares. As a result, if you invest in the Fund shortly before it makes a distribution, the distribution will be taxable even though it may economically represent a return of your investment.

The Fund generally publishes estimates of its capital gains distributions in advance of the planned record and payment dates. There is no assurance that the Fund will publish such estimates in the future. Those estimates, if published, are for planning purposes and are subject to change.

Taxation of Certain Investments. The Fund’s investments in certain debt obligations and derivatives can affect the amount, timing and character of distributions to shareholders, and may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, the Fund could be required at times to dispose of investments, including when it is not otherwise advantageous to do so, in order to satisfy distribution requirements for treatment as a regulated investment company. Such dispositions could increase the amount of short-term capital gain distributions (taxed at ordinary income rates) and capital gain dividends made to shareholders.

Tax rules are not entirely clear about certain issues relating to debt obligations that are in the lowest rating categories; the Fund will need to address these issues as they arise in order to seek to ensure that it continues to qualify as a regulated investment company.

Non-U.S. Investors. In general, absent a statutory exemption, dividends (other than capital gain dividends) paid to a shareholder that is not a “United States person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30%, or such lower rate as may be provided by an applicable tax treaty. However, effective for taxable years beginning before January 1, 2014, a regulated investment company generally was not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly reported as such by the Fund. These exemptions for distributions have expired with respect to taxable years of a regulated investment company beginning on or after January 1, 2014; it is currently unclear whether Congress will extend these exemptions or what the terms of such an extension would be, including whether such extension would have retroactive effect. In the event these exemptions are extended, the Fund has not determined whether it will separately report the portion of its distributions that should be treated as such interest-related or short-term capital gains dividends. Capital gain dividends will generally not be subject to withholding. Foreign persons should refer to the SAI for further information, and should consult their tax advisors as to the tax consequences to them of owning Fund shares.

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FINANCIAL HIGHLIGHTS

Financial highlights for the Fund are not presented because the Fund had not yet begun investment operations prior to the date of this prospectus.

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GLOSSARY

•	12b-1 fee: a fee charged by some mutual funds to pay for marketing, advertising and distribution services. Investors pay no 12b-1 fees when investing in an Artisan Fund.

•	Currency hedging: an attempt to reduce the risk of variations in exchange rates when the Fund has a position in securities traded in a foreign currency. The Fund usually seeks (but is not required) to hedge its currency exposure. The Fund might hedge currency risk by contracting to buy or sell foreign currencies in the future at a specified exchange rate.

•	Custodian: a bank, trust company, or other financial institution that keeps custody of a mutual fund’s assets, particularly its portfolio of securities. A custodian provides safekeeping of securities but has no role in portfolio management.

•	Developed market: a market in a country other than those listed under “Emerging or less developed market.”

•	Duration: measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

•	Emerging or less developed market: a market in any country other than Canada, Luxembourg, the U.S. and the countries comprising the MSCI EAFE Index (at the date of this statutory prospectus, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom).

•	Financial intermediary: a bank trust department, broker-dealer or other financial services organization through which Fund shares may be purchased and that provides services on behalf of the Fund to its customers who are Fund shareholders.

•	Fund exchange: a purchase in one class of an Artisan Fund and a corresponding sale in the same class in another Artisan Fund or a purchase in one class of an Artisan Fund and a corresponding sale of a different class of the same Artisan Fund. An exchange may have tax consequences for a shareholder.

•	Hedge: an investment made in order to attempt to reduce the impact of price movements.

•	High yield securities (junk bonds): debt securities rated below BBB- by S&P or Fitch or below Baa3 by Moody’s, or comparably rated by another NRSRO, or unrated but determined by Artisan to be of comparable quality.

•	Omnibus accounts: accounts in which purchases and sales of the Fund’s shares by multiple investors are aggregated by a financial intermediary and presented to the Fund on an aggregate basis.

•	Ordinary operating expenses: all Fund expenses other than taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, if any, and extraordinary charges such as litigation costs.

•	Portfolio turnover: a measure of the trading activity in the Fund’s investment portfolio – how often securities are bought and sold by the Fund.

•	Transfer agent: the organization that prepares and maintains records relating to shareholders’ accounts with the Fund.

For purposes of any electronic version of this statutory prospectus, the universal resource locators (URLs) referenced in this statutory prospectus are not intended to incorporate the contents of any website referenced into this statutory prospectus.

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For more detail on the Fund, you may request the SAI, which is incorporated in this prospectus by reference.

To view or print the SAI, the annual and semiannual reports to shareholders, when available, and other information about Artisan Funds, visit www.artisanfunds.com. Call 800.344.1770 to receive a free copy of those documents or if you have a question or would like to receive other information about Artisan Funds.

HTML and text-only versions of the Fund’s documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.551.8090. In addition, copies may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by e-mail request at publicinfo@sec.gov.

811-8932

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ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.344.1770 WWW.ARTISANFUNDS.COM

ARTISAN PARTNERS FUNDS, INC.

Artisan High Income Fund

Investor Shares - ARTFX;     Advisor Shares - APDFX

STATEMENT OF ADDITIONAL INFORMATION

March 3, 2014

Artisan High Income Fund (the “Fund”) is a series of Artisan Partners Funds, Inc. (“Artisan Funds”). This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Investor and Advisor Shares prospectus of the Fund dated March 3, 2014 and any supplement to the prospectus. No information has been incorporated by reference into this SAI. A copy of the Fund’s prospectus and the annual and semiannual reports to shareholders, when available, can be obtained without charge by calling 800.344.1770, by writing to Artisan Funds, P.O. Box 8412, Boston, MA 02266-8412, or by accessing Artisan Funds’ website at www.artisanfunds.com.

Information about the Fund and Artisan Partners

The Fund is a series of Artisan Funds. Artisan Partners Limited Partnership (“Artisan Partners”) provides investment advisory services to the Fund.

The discussion below supplements the description in the prospectus of the Fund’s investment objective, policies and restrictions.

Investment Objective and Policies

The investment objective of the Fund may be changed by the board of directors without the approval of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). However, investors in the Fund will receive at least 30 days’ prior written notice of implementation of any change in the Fund’s investment objective.

Investment Techniques and Risks

Fixed Income Securities

The Fund may invest in fixed income securities. Fixed income securities include a broad array of short-, medium-, and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate and private issuers of various types. The maturity date is the date on which a fixed income security matures. This is the date on which the borrower must pay back the borrowed amount, which is known as the principal. Some fixed income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Fixed income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity. The rate of interest on fixed income securities may be fixed, floating, or variable. Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Fixed income securities are subject to credit risk, market risk, and interest rate risk. Except to the extent values are affected by other factors such as developments relating to a specific issuer, generally the value of a fixed income security can be expected to rise when interest rates decline and, conversely, the value of such a security can be expected to fall when interest rates rise. Some fixed income securities also involve prepayment or call risk. This is the risk that the issuer will repay the Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest or dividend payments. The Fund could buy another security, but that other security might pay a lower interest rate. In addition, many fixed income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although the Fund would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a call option and redeem the security during times of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may be forced to replace the called security with a lower yielding security.

Changes by nationally recognized securities rating organizations (“NRSROs”) in their ratings of any fixed income security or the issuer of a fixed income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s net asset value (“NAV”).

Because interest rates vary, it is impossible to predict the income, if any, for any particular period for a Fund that invests in fixed income securities. Fluctuations in the value of the Fund’s investments in fixed income securities will cause the NAV of each class of the Fund to fluctuate also.

Duration is an estimate of how much a bond Fund’s share price will fluctuate in response to a change in interest rates. If interest rates rise by one percentage point, the share price of the Fund representing a portfolio of debt securities with an average duration of five years would be expected to decline by about 5%. If rates decrease by a percentage point, the share price of the Fund representing a portfolio of debt securities with an average duration of five years would be expected to rise by about 5%. The greater the duration of a bond, the greater its percentage price volatility. Only a pure discount bond – that is, one with no coupon or sinking-fund payments – has a duration equal to the remaining maturity of the bond, because only in this case does the present value of the final redemption payment represent the entirety of the present value of the bond. For all other bonds, duration is less than maturity.

The Fund may invest in variable- or floating-rate securities, which bear interest at rates subject to periodic adjustment or provide for periodic recovery of principal on demand. The value of the Fund’s investment in certain of these securities may depend on the Fund’s right to demand that a specified bank, broker-dealer, or other financial institution either purchase such securities from the Fund at par or make payment on short notice to the Fund of unpaid principal and/or interest on the securities. These securities are subject to, among others, interest rate risk and credit risk.

Generally, Artisan Partners use the terms debt security, bond, and fixed income instrument interchangeably, and regards them to mean a security or instrument having one or more of the following characteristics: a fixed income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The terms debt security, bond, and fixed income instrument are interpreted broadly by Artisan Partners as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities. For this purpose, the terms also include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more debt securities. As new fixed income instruments are developed, Artisan Partners may invest in those opportunities for the Fund as well.

Junk Bond Securities

Under normal circumstances, the Fund will invest primarily in instruments that are rated, at the time of purchase, below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (Moody’s”)), or comparably rated by another NRSRO, or unrated but determined by Artisan Partners to be of comparable quality. Such below-investment grade securities are often referred to as “junk bonds.” While offering a greater potential opportunity for capital appreciation and higher yields compared to higher-rated fixed income securities, junk bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Junk bonds may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

The lower ratings of certain securities held by the Fund reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody’s or S&P does not reflect an assessment of the volatility of the security’s market value or of the liquidity of an investment in the security.

Like those of other fixed income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates generally will result in an increase in the value of the Fund’s fixed income securities. Conversely, during periods of rising interest rates, the value of the Fund’s fixed income securities generally will decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect the Fund’s NAV.

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which the Fund may invest are issued to raise funds in connection with the acquisition of a company, in so-called leveraged buy-out transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell lower-rated securities when Artisan Partners believes it advisable to do so or may be able to sell such securities only at prices lower than might otherwise be available. In many cases, lower-rated securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV. In order to enforce its rights in the event of a default under lower-rated securities, the Fund may be required to take possession of and manage assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses and adversely affect the Fund’s NAV. The Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings. In addition, the Fund’s intention to qualify as a regulated investment company (“RIC”) under the Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets.

Certain securities held by the Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Lower-rated securities may be subject to certain risks not typically associated with investment grade securities, such as the following: (1) reliable and objective information about the value of lower rated obligations may be difficult to obtain because the market for such securities may be thinner and less active than that for investment grade obligations; (2) adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower than investment grade obligations, and, in turn, adversely affect their market; (3) companies that issue lower rated obligations may be in the growth stage of their development, or may be financially troubled or highly leveraged, so they may not have more traditional methods of financing available to them; (4) when other institutional investors dispose of their holdings of lower rated debt securities, the general market and the prices for such securities could be adversely affected; and (5) the market for lower rated securities could be impaired if legislative proposals to limit their use in connection with corporate reorganizations or to limit their tax and other advantages are enacted.

Unrated Securities. The Fund may purchase unrated securities (which are not rated by a rating agency) if Artisan Partners determines that the securities are of comparable quality to rated securities that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that Artisan Partners may not accurately evaluate the security’s comparative creditworthiness. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on Artisan Partners’ analysis than if the Fund invested exclusively in higher-quality and rated securities.

Foreign Securities

The Fund may invest without limit in securities and other instruments of foreign (non-U.S.) issuers, including issuers economically tied to “emerging market” countries, securities traded principally outside of the United States, and securities denominated in currencies other than the U.S. dollar.

Securities of non-U.S. companies include American Depositary Receipts (“ADRs”), New York Shares, European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”), Global Depositary Receipts (“GDRs”), or other securities representing underlying shares of foreign issuers. ADRs, New York Shares, EDRs, CDRs and GDRs are receipts, typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security or pool of securities issued by an issuer and deposited with the depositary. ADRs, EDRs, CDRs and GDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. The Fund may invest in sponsored or unsponsored ADRs, EDRs, CDRs, GDRs, or other forms of depositary receipts, certain of which may include voting rights with respect to the underlying foreign shares, and certain of which may not.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under “Managing Investment Exposure.”)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions that generally are denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, financial reporting, and disclosure standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible imposition of foreign taxes; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements and investments through complex structures that may lack transparency, such as variable interest entities.

Although the Fund tries to invest in companies located in countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect international investments.

Income from non-U.S. securities held by the Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the countries in which the Fund invests. The NAV of the Fund also may be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested.

Emerging and Less Developed Markets. The Fund may invest without limit in securities of issuers economically tied to “emerging market” countries. Artisan Partners considers emerging markets to be those markets in any country other than Canada, Luxembourg, the U.S. and the countries comprising the MSCI EAFE Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). Investments in emerging markets’ securities involve special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Costs associated with transactions in emerging markets’ securities typically are higher than costs associated with transactions in U.S. securities. Such transactions also may involve additional costs for the purchase or sale of foreign currency.

Certain foreign markets (including certain emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Many emerging markets have experienced substantial rates of inflation for extended periods. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Some of those countries, in recent years, have begun to control inflation through more prudent economic policies.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund’s portfolio. Expropriation, confiscatory taxation, nationalization and political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur. In addition, high levels of national debt tend to make emerging markets heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

Foreign Sovereign Debt. The Fund may invest in sovereign debt securities, which are issued or guaranteed by foreign governmental entities. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Loans, Assignments, and Participations

The Fund may invest directly in secured or unsecured loans or invest in loan assignments or participations with respect to borrowers operating in any industry and/or geographical region. The Fund may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower, by means of an assignment or a participation. In an assignment, the Fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The Fund assumes the position of a co-lender with other syndicate members. As an alternative, the Fund may purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, the Fund will generally be entitled to receive from the lending institution amounts equal to the payments of principal, interest and premium, if any, on the loan received by the institution, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. In the case of a participation, the value of the Fund’s loan investment will depend at least in part on the credit standing of the participating institution.

The loans in which the Fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate. Investments in loans may be of any quality, including “distressed” loans. The Fund also may gain exposure to loans and related investments through the use of total return swaps and/or other derivative instruments and through private funds and other pooled investment vehicles, including some which may be sponsored or advised by Artisan Funds.

Many loans are made by a syndicate of banks, represented by an agent bank (the “Agent”) which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate (the “Lenders”), and for enforcing its and their other rights against the borrower. Each of the lending institutions, which may include the Agent, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, the Fund may have to rely on the Agent or other financial intermediary to apply appropriate credit remedies against a borrower.

The Fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or may be difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

Unsecured loans are loans that are not collateralized. The claims of holders of unsecured loans may be subordinated, and thus lower in priority, to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Since they will not afford the Fund recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans.

Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the Fund will invest, however, Artisan Partners will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Artisan Partners’ analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loans in which the Fund may invest may not be rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan may depend heavily on Artisan Partners’ or the original lending institution’s credit analysis of the borrower.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what Artisan Partners believes to be a fair price.

Additionally, even where there is a market for certain loans the settlement period may be extended, up to several weeks or longer. That means the Fund may have a limited ability to receive payment promptly on the sale of some of the loans in its portfolio. As a result, payment proceeds will not be available to make additional investments until a substantial period after the settlement of a loan. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. Artisan Partners will determine the liquidity of the Fund’s investments by reference to, among other things, market conditions and contractual provisions. Assignments and participations are generally not registered under the Securities Act, and therefore to the extent such instruments are deemed to be illiquid under Artisan Partners’ liquidity procedures, investments in them may be limited by the Fund’s limitations on investment in illiquid securities.

Investments in loans through a direct loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-owner. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on Artisan Partners’ research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

It is the position of the U.S. Securities and Exchange Commission (“SEC”) that, in the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, the Fund should treat both the lending bank or other lending institution and the borrower as “issuers.” If and to the extent the Fund treats a financial intermediary as an issuer of indebtedness, the Fund may in certain circumstances be limited in its ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Economic exposure to loan interests through the use of derivative transactions, including, among others, credit default swaps and total return swaps, may involve greater risks than if the Fund had invested in the loan interest directly during a primary distribution or through assignments of, or participations in, a bank loan acquired in secondary markets since, in addition to the risks described above, certain derivative transactions may be subject to leverage risk and greater illiquidity risk, counterparty risk, valuation risk and other risks.

Lending Fees. In the process of buying, selling and holding loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include upfront fees, commitment fees, commissions and prepayment penalty fees. When the Fund buys a loan it may receive an upfront fee and when it sells a loan it may pay an upfront fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees.

Borrower Covenants. A borrower under a loan typically may be required to comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the Lender or lending syndicate (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the loan with a certain portion of excess cash flow. Excess cash flow is generally defined as net income after scheduled debt service payments, cash taxes and permitted capital expenditures but before depreciation and amortization among other adjustments. A breach of a covenant which is not waived by the Agent, or by the lenders directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the lenders directly, as the case may be, has the right to call the outstanding loan. The typical practice of an Agent or a Lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a loan in the form of a participation, the agreement between the buyer and seller may limit the rights of the participant to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant.

Administration of Loans. In certain loans, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. The Fund will generally rely upon the Agent or an intermediate participant to receive and forward to the Fund its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a participation agreement the Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with the financial and operating covenants contained in the Loan Agreement based upon reports prepared by the borrower. The Agent usually does, but is often not obligated to, notify holders of loans of any failures of compliance. In certain loans such as asset-backed loans, the Agent may monitor the value of the collateral, if any, and if the value of such collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to loans for which the Agent does not perform such administrative and enforcement functions, the Adviser will perform such tasks on behalf of the Fund, although a collateral bank will typically hold any collateral on behalf of the Fund and the other lenders pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy or insolvency proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan, or suffer a loss of principal and/or interest. In situations involving other intermediate participants similar risks may arise.

Bridge Financings. Loans may be designed to provide temporary or “bridge” financing to a borrower pending the purchase of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Loans may also be obligations of borrowers who have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness or its willingness or ability to repay the bridge loan.

Senior Loans. Senior floating rate loans may be made to or issued by U.S. or non-U.S. banks or other corporations (“Senior Loans”). Senior Loans include senior floating rate loans and institutionally traded senior floating rate debt obligations issued by asset-backed pools and other issues, and interests therein. Senior Loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from other holders of loan interests. Senior Loans typically pay interest at rates which are re-determined periodically on the basis of a floating base lending rate (such as the London Inter-Bank Offered Rate, “LIBOR”) plus a premium. Senior Loans generally (but not always) hold the most senior position in the capital structure of a borrower and, if below investment grade quality, are often secured with collateral.

From time to time, Artisan Partners and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell Senior Loans to or acquire them from the Fund or may be intermediate participants with respect to Senior Loans in which the Fund owns interests. Such banks may also act as Agents for Senior Loans held by the Fund.

To the extent that the collateral, if any, securing a Senior Loan consists of the stock of the borrower’s subsidiaries or other affiliates, the Fund will be subject to the risk that this stock will decline in value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no requirement to pledge additional collateral. In addition, a Senior Loan may be guaranteed by, or fully secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a secured Senior Loan. On occasions when such stock cannot be pledged, the secured Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for such Senior Loan. However, the borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of secured Senior Loans.

If a borrower becomes involved in bankruptcy proceedings, a court under certain circumstances potentially could invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under a secured Senior Loan to the interests of the borrower’s unsecured creditors. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive “reasonably equivalent value”

for granting the security interest in the loan collateral to the Fund. For secured Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of such loan were not received or retained by the borrower, but were instead paid to other persons, such as shareholders of the borrower, in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in any loan collateral. If the Fund’s security interest in loan collateral is invalidated or a secured Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, it is unlikely that the Fund would be able to recover the full amount of the principal and interest due on the secured Senior Loan.

Delayed Funding Loans and Revolving Credit Facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its exposure to a company at a time when it might not otherwise be desirable to do so (including a time when the company’s financial condition makes it unlikely that such amounts will be repaid or which the Fund needs to sell other assets to raise cash to satisfy its obligor). Because investing in these types of loans creates a future obligation for the Fund to provide funding to a borrower upon demand in exchange for a fee, the Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to satisfy any such future obligations.

Commercial Real Estate Loans. The Fund may acquire performing commercial whole mortgage loans secured by a first mortgage lien on commercial property, which may be structured to either permit the Fund to retain the entire loan, or sell the lower yielding senior portions of the loans and retain the higher yielding subordinate investment. Typically, borrowers of these loans are institutions and real estate operating companies and investors. These loans are generally secured by commercial real estate assets in a variety of industries with a variety of characteristics. The Fund may own entire whole loans or in some cases may choose to syndicate a portion of the risk or participate in syndications led by other institutions. In some cases, the Fund may fund a first mortgage loan with the intention of selling the senior tranche, or an A-Note, and retaining the subordinated tranche, or a B-Note, or mezzanine loan tranche. The Fund may seek, in the future, to enhance the returns of all or a senior portion of its commercial mortgage loans through securitizations, should the market to securitize commercial mortgage loans recover. In addition to interest, the Fund may receive extension fees, modification or similar fees in connection with whole mortgage loans.

B-Notes. The Fund may invest in B-Notes. A B-Note is a mortgage loan typically (i) secured by a first mortgage on a single large commercial property or group of related properties and (ii) subordinated to an A-Note secured by the same first mortgage on the same collateral. As a result, if a borrower defaults, there may not be sufficient funds remaining for B-Note holders after payment to the A-Note holders. Since each transaction is privately negotiated, B-Notes can vary in their structural characteristics and risks. For example, the rights of holders of B-Notes to control the process following a borrower default may be limited in certain investments. The Fund cannot predict the terms of each B-Note investment and does not have control over the terms of the investments held by an investment fund. Further, B-Notes typically are secured by a single property, and so reflect the increased risks associated with a single property compared to a pool of properties.

Mezzanine Loans. The Fund may invest in mezzanine loans, which are loans that are subordinate in the capital structure of the borrower, meaning that there may be significant indebtedness ranking ahead of the borrower’s obligation to that Fund in the event of the borrower’s insolvency. Such loans may be collateralized with tangible fixed assets such as real property or interests in real property, or may be uncollateralized. As with other loans to corporate borrowers, repayment of a mezzanine loan is dependent on the successful operation of the borrower. Mezzanine loans may also be affected by the successful operation of other properties, the interests in which are not pledged to secure the mezzanine loan. While mezzanine investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the mezzanine investments and may benefit from cross-default provisions and security over the borrower’s assets, some or all of such terms may not apply to particular mezzanine investments. Mezzanine investments generally are subject to various risks including, without limitation, (i) a subsequent characterization of an investment as a “fraudulent conveyance”; (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt incurred in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors; (iv) so-called “lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that may arise with respect to collateral securing the obligations. In addition to interest, the Fund may receive extension fees, modification or similar fees in connection with investments in mezzanine loans.

Real Estate Investment Trusts (“REITs”)

The Fund may invest in REITs. REITs are trusts that invest primarily in commercial real estate and/or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. By investing in REITs indirectly through the Fund, shareholders will bear not only their proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with a REIT’s direct investment in real property and real estate-related loans. A REIT that invests in real estate-related loans may be affected by the quality of the credit extended, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties, interest rate risk, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include any corporate debt security or preferred stock that may be converted into, or carries the right to purchase, underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security generally is less than would be the case if the security were a non-convertible obligation.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield). The estimated price at which a convertible security would be valued by the marketplace if it had no conversion feature is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

If, because of a low price of the common stock, a convertible security’s conversion value is substantially below its investment value, the convertible security’s price is governed principally by its investment value. If a convertible security’s conversion value increases to a point that approximates or exceeds its investment value, the convertible security’s value will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company’s capital structure and, therefore, generally entail less risk than the company’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.

In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock.

Preferred Stock

The Fund may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company. Preferred stocks may pay fixed or adjustable rates of return, and may be convertible into, or carry the right to purchase, the company’s common stock.

The value of a company’s preferred stock (like its common stock) may fall as a result of factors relating directly to that company’s products or services or due to factors affecting companies in the same industry or in a number of different industries. The value of preferred stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the preferred stock usually will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Because the claim on an issuer’s earnings represented by preferred stocks may become disproportionately large when interest rates fall below the rate payable on the securities or for other reasons, the issuer may redeem preferred stocks, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend-paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.

Common Stock Warrants and Rights

The Fund may acquire, receive and retain common stock warrants and rights that are attached to debt instruments held by the Fund or otherwise received in connection with a restructuring transaction of bankruptcy proceeding. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances. Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

Investment Companies

The Fund may, from time to time, invest in other investment companies, including money market funds, other open-end funds, closed-end funds and exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder. The 1940 Act generally requires that the Fund limit its investments in securities of other investment companies, including most ETFs, or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by the Fund or by companies controlled by the Fund. These limitations, however, are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. The Fund may invest in ETFs, which are investment companies that are generally registered under the 1940 Act. ETFs are ownership interests in publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indices or companies in related industries. The shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at their current market prices, which may be more or less than their net asset values.

Investing in other investment companies, including ETFs, may result in higher fees and expenses for the Fund and its shareholders. As a shareholder of another investment company, the Fund would bear, along with other shareholders, a pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Investment companies, including ETFs, generally are subject to the same risks as the underlying securities in which the investment company invests. For example, an ETF that tracks an index will subject the Fund to risks of the specific sector or industry to which the ETF relates. Investment companies that trade on exchanges, including ETFs, also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities in which the investment companies invest and the risk of possible trading halts due to market conditions or for other reasons.

Derivatives

The Fund may use derivatives for investment, duration management or hedging purposes, or with the purpose or effect of creating investment leverage. The Fund’s investments in derivative instruments may include investments in, among other instruments, credit default swaps and other swap agreements, futures transactions, options and options on futures, as well as certain currency instruments such as foreign currency forward contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies and interest rate instruments such as interest rate futures and swaps. The Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by Artisan Partners.

In addition to the risks of an adverse change in the value of the underlying asset, the Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by Fund shareholders.

The Fund may use derivatives with the purpose or effect of creating investment leverage, and the Fund’s use of derivatives may otherwise cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments declines. Since many derivatives involve leverage, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

When the Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, the Fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely with that of the underlying investment. It is possible that, when the Fund uses a derivative for hedging purposes, the derivative will not in fact provide the anticipated protection, and the Fund could lose money on both the derivative transaction and the exposure the Fund sought to hedge. Because most derivatives involve contractual arrangements with a counterparty, no assurance can be given that a particular type of derivative contract can be completed or terminated when desired by the Fund. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Certain derivatives may create a risk of loss greater than the amount invested.

Swap Agreements. The Fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. An example of one type of swap involves the exchange by the Fund with another party of their respective commitments to pay or receive cash flows, for example, an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the Fund’s exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed income security, a combination of such securities, or an index). The value of the Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price. The Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

The Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to the Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to the Fund.

A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments, and would have no payment obligations to the counterparty. The Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

The Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When the Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.

A protection buyer may lose its investment and recover nothing should an event of default not occur. The Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.

The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If the Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if the Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. The Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

The Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when the Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s net asset value.

Risks Related to a Fund’s Clearing Broker and Central Clearing Counterparty. The Fund will be required to deposit margin and other assets with its swaps and futures clearing brokers. There is a risk that assets deposited by the Fund with any swaps or futures clearing broker as margin for futures contracts or cleared swaps may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing broker. In addition, the assets of the Fund might not be fully protected in the event of the clearing broker’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for the relevant account class. Similarly, all customer funds held at a clearing organization in connection with any futures contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. All customer funds held at a clearing organization with respect to cleared swaps of customers of a clearing broker are also held in an omnibus account, but CFTC rules require that the clearing broker notify the clearing organization of the amount of the initial margin provided by the clearing broker to the clearing organization that is attributable to each customer. With respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. With respect to cleared swaps, a clearing organization generally cannot do so, but may do so if the clearing member does not provide accurate reporting to the clearing organization as to the attribution of margin among its clients. Also, since clearing brokers generally provide to clearing organizations the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer, the Fund is subject to the risk that a clearing organization will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default. As a result, in the event of a default or the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, the Fund may not be able to recover the full amount of assets deposited by the clearing broker on behalf of the Fund with the clearing organization.

Exchange Traded Notes (“ETNs”)

The Fund may invest in ETNs. An ETN is a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines both aspects of bonds and ETFs. An ETN’s return is based on the performance of a market index less fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked less certain fees and expenses. ETNs do not make periodic interest payments, and principal is not protected. An ETN’s ability to track an index may be impeded if components comprising the index are temporarily unavailable, and an ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in that index. ETNs also incur certain expenses not incurred by their applicable indices. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be hard to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

The market value of an ETN is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value.

The Fund’s investments in any commodities-linked ETNs may be limited by tax considerations, including the Fund’s intention to qualify annually as a regulated investment company under the Code. See “Additional Federal Income Tax Information” below.

Managing Investment Exposure

The Fund may (but is not obligated to) use various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolios. These techniques include buying and selling options, futures contracts or options on futures contracts, or entering into currency exchange contracts.

Artisan Partners may use these techniques to adjust the risk and return characteristics of the Fund’s portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The Fund may use these techniques for hedging, risk management or portfolio management purposes and not for speculation.

The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) pursuant to

Rule 4.5 under the CEA (the “exclusion”) promulgated by the Commodity Futures Trading Commission (the “CFTC”). Accordingly, neither the Fund nor Artisan Partners (with respect to the Fund) is subject to registration or regulation as a “commodity pool operator” under the CEA. The Fund’s ability to invest in certain financial instruments regulated under the CEA (“commodity interests”) (including, but not limited to, futures and swaps on broad-based securities indices and interest rates) is limited by Artisan Partners’ intention to operate the Fund in a manner that would permit Artisan Partners to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event that Artisan Partners becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to the Fund, the Fund’s expenses may increase, adversely affecting the Fund’s total return.

Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers, are not exchange traded, and usually are for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities or income receivables. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the portfolio of the Fund. The Fund may not engage in speculative currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Options on Securities and Indices. The Fund may purchase and write (sell) put options and call options on securities, indices or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities. The Fund may also purchase and write (sell) over-the-counter (“OTC”) put options and call options.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.) In contrast to exchange-traded options, OTC options are two-party contracts with negotiated exercise prices and expiration dates.

The Fund will write call options and put options only if they are “covered.” For example, in the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian or are otherwise segregated or earmarked in amounts deemed to be sufficient) upon conversion or exchange of other securities held in its portfolio.

If an option written by the Fund expires, the Fund realizes a gain for tax purposes equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

Risks Associated with Options on Securities and Indices. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Risks Associated with OTC Options. OTC options are contracts between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, if the Fund purchases an OTC option and the option is exercised, there is a risk that the counterparty will fail to perform, which could result in the loss of any premium paid by the Fund and the loss of any anticipated benefit from the transaction. Under certain circumstances, OTC options also may be considered illiquid and thus subject to the Fund’s restriction on investing no more than 15% of its net assets in illiquid securities.

Futures Contracts and Options on Futures Contracts. The Fund may buy and sell futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. The Fund also may purchase and write call and put options on futures contracts. Options on futures contracts give the holder the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Options on futures contracts possess many of the same characteristics as options on securities, indices and foreign currencies, as previously discussed.

The Fund may use futures contracts and options on futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the CFTC so long as, to the extent that such transactions are not for “bona fide hedging purposes,” the aggregate initial margin and premiums required to establish such positions (excluding the amount by which such options are in-the-money1) do not exceed 5% of the Fund’s net assets.

To avoid leveraging and related risks, when the Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

There are risks associated with futures contracts and options on futures contracts including: the success of such an investment strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; there may not

[1]	A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

be a liquid secondary market for a futures contract or futures option; trading restrictions or limitations may be imposed by an exchange; and government regulations may restrict trading in futures contracts and futures options.

Private Placements and Rule 144A Securities

The Fund may invest in private placement and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws). Rule 144A permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the Securities Act of 1933, as amended (the “1933 Act”). The Fund may purchase securities, including Rule 144A securities, that are privately placed in the U.S.

Artisan Partners, under the supervision of the board of directors of Artisan Funds, may consider whether Rule 144A securities are illiquid and thus subject to the Fund’s limitations on investing in illiquid securities. In making a determination of whether a Rule 144A security is liquid or not, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider: (1) the frequency of trades and quotes for the specific security, (2) the number of dealers willing to purchase or sell such security and the number of other potential purchasers, (3) any dealer undertaking to make a market in such security, (4) the nature of such security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transferring such securities), (5) whether the security trades freely in a non-U.S. market or markets; and (6) other factors, if any, which Artisan Partners deems relevant to determining the existence of a trading market for such security. The liquidity of Rule 144A securities that have been determined to be liquid would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, the Fund’s holdings of illiquid securities would be reviewed to determine what steps, if any, are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if such securities are not freely tradeable outside the U.S. or qualified institutional buyers are unwilling to purchase such securities. The potential lack of liquidity for these securities may make it more difficult for Artisan Partners to accurately value these securities.

Lending of Portfolio Securities

Although the Fund currently does not lend its portfolio securities to broker-dealers and banks, subject to restriction (4) under “Investment Restrictions” in this SAI, the Fund may do so. Any loan of portfolio securities must be continuously secured by collateral in cash or cash equivalents maintained on a current basis with the Fund’s custodian in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners’ judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund will not lend portfolio securities having an aggregate value of more than 5% of the Fund’s assets at the time of initiation of any loan.

Cash and Repurchase Agreements

The Fund generally tries to maintain a cash position of no more than 10% of its total assets. However, cash flows from shareholder purchases and sales of Fund shares and from Fund purchases and sales of portfolio securities can cause the Fund’s cash to vary significantly from time to time. As a result, the Fund may at times hold more than 10% of its total assets in cash. The Fund typically invests its available cash in repurchase agreements when repurchase agreements are available for investment. In addition, the Fund may invest its available cash in shares of U.S. dollar denominated money market funds.

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimal credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies, and other relevant factors.

The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund does not currently intend to have commitments to purchase when-issued securities in excess of 10% of its total assets.

The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to the Fund’s fundamental limitation on borrowing.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may give rise to a form of leverage and increase the Fund’s overall investment exposure, resulting in increased volatility of the Fund’s NAV.

Stressed and Distressed Instruments

The Fund may invest in securities or other instruments of stressed or distressed issuers. Stressed or distressed debt securities may be issued by companies involved in reorganizations, financial restructurings or bankruptcy or otherwise experiencing, or likely to experience, financial difficulty. The Fund’s investment in stressed or distressed debt typically involves the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and generally are made available by banks or other institutional investors. By purchasing all or a part of a loan participation, the Fund, in effect, steps into the shoes of the lender. Stressed or distressed debt purchased by the Fund may be in the form of loans, notes or bonds. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders otherwise no such priority of claims exists.

Investments in the securities of financially stressed or distressed issuers involve substantial risks. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment. Among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer.

The Fund’s judgments about the credit quality of a financially stressed or distressed issuer and the relative value of its securities may prove to be wrong.

Index Securities; Structured Products

The term “structured products” is used to describe a variety of investment instruments that give the holder of the product some investment exposure to a specified asset without actually, or directly, acquiring ownership of that asset. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Structured products include asset securitizations, in which an owner of assets transfers them to a special purpose vehicle (“SPV”), which in turn issues certificates that entitle the holder to certain cash flows derived from the underlying assets. The Fund, as a holder of such certificates, may have the right to receive payments only from the SPV, and generally does not have direct rights against the issuer or the entity that sold the assets to the SPV. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products. Structured products generally entail risks associated with derivative instruments.

Structured notes are derivative debt securities, the interest rate or principal of which is typically determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.

The terms of structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Credit-linked Notes. The Fund may invest in credit-linked notes. A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. The value of the periodic payments and the principal amount payable upon maturity are tied (positively or negatively) to a reference asset, such as an index, government bond, interest rate or currency exchange rate. The ongoing payments and principal upon maturity typically will increase or decrease depending on increases or decreases in the value of the reference asset. A credit-linked note typically is issued by a special purpose trust or similar entity and is a direct obligation of the issuing entity. The entity, in turn, invests in bonds or derivative contracts in order to provide the exposure set forth in the credit-linked note. The periodic interest payments and principal obligations payable under the terms of the note typically are conditioned upon the entity’s receipt of payments on its underlying investment. If the underlying investment defaults, the periodic payments and principal received by the Fund will be reduced or eliminated. The buyer of a credit-linked note assumes the risk of default by the issuer and the underlying reference asset or entity. Generally, investors in credit-linked notes assume the risk of default by the issuer and the reference entity in return for a potentially higher yield on their investment or access to an investment that they could not otherwise obtain. In the event the issuer defaults or there is a credit event that relates to the reference asset, the recovery rate is generally less than the Fund’s initial investment and the Fund may lose money.

Commercial Paper

Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

U.S. Government Securities

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an investor purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities may provide protection from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Short Sales

The Fund may make short sales “against the box.” In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale “against the box” involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale “against the box” enables the Fund to obtain the current market price of a security that it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales “against the box” in excess of 5% of its total assets.

Line of Credit

Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis for extraordinary or emergency purposes, including without limitation to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Fund would be subject to restriction (5) under “Investment Restrictions” in this SAI.

Portfolio Turnover

Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held and the Fund may have short-term capital gains and losses. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund’s flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have sole objectives of income or maintenance of a balanced investment position.

Because the Fund had not yet begun investment operations prior to the date of this SAI, the Fund has no portfolio turnover to report for prior fiscal years.

Future turnover rates for the Fund may vary significantly from year to year. A high rate of portfolio turnover results in increased transaction costs, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for U.S. federal income tax purposes. See “Dividends, Capital Gains & Taxes” in the prospectus, and “Additional Federal Income Tax Information” in this SAI.

Investment Restrictions

Fundamental Restrictions

Artisan Funds has adopted investment restrictions (which may not be changed without the approval of the lesser of (i) 67% of the Fund’s shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of the Fund’s outstanding shares) under which the Fund may not:

(1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2) purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, including securities of real estate investment trusts, and may purchase securities that are secured by interests in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

(3) purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, swap contracts subject to the regulation by the Commodity Futures Trading Commission, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, repurchase agreements and other derivative instruments entered into in accordance with the Fund’s investment policies;

(4) make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, including, without limitation, (a) purchasing loan participations or otherwise investing in loans or similar obligations, (b) making loans directly to issuers, itself or as part of a lending syndicate, (c) purchasing debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, (d) entering into repurchase agreements and (e) lending its portfolio securities;

(5) borrow money except under the following circumstances: (a) the Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (b) the Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (c) the Fund may enter into transactions that are technically borrowings under the Investment Company Act of 1940, as amended, because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (a) above, so long as and to the extent that the Fund earmarks and maintains liquid securities equal in value to its obligations in respect of these transactions;

(6) invest more than 25% of its total assets (taken at market value at the time of a particular purchase) in the securities of one or more issuers in any particular industry (excluding the U.S. Government or its agencies or instrumentalities);

(7) issue any class of securities that is senior to the Fund’s shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law; or

(8) with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value at the time of a particular purchase to be invested in the securities of such issuer; or (b) such purchase would result in more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of such issuer being held by the Fund.

The Fund’s investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days prior to any change in the Fund’s investment objective.

For purposes of investment restriction (5) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

Non-Fundamental Restrictions

The Fund is also subject to non-fundamental restrictions and policies (which may be changed by the board of directors), under which the Fund may not:

(a) invest in companies for the purpose of exercising control or management;

(b) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund’s total assets (valued at time of purchase) in the case of any one other investment company and 10% of total assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker’s commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;

(c) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are “when issued” or “when distributed” securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales; or

(d) invest more than 15% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.

These investment restrictions only apply at the time of an investment. Accordingly, any subsequent increase or decrease in the percentage of the Fund’s holdings as a result of a change in market conditions, the amount of the Fund’s total or net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s investment restrictions.

Organization

The Fund is a series of Artisan Partners Funds, Inc., an open-end management investment company that was incorporated under Wisconsin law on January 5, 1995. The Fund offers Investor Shares and Advisor Shares.

As described more fully in the Fund’s prospectus, Investor Shares of the Fund are offered to members of the general public and require a minimum initial investment of $1,000. Advisor Shares of the Fund are generally available for investment only by certain employee benefit plans, clients of financial advisors or financial planners, investors in sponsored fee-based programs and other investors that meet the minimum investment requirement of $250,000. As described in the prospectus, the Fund may, at its discretion, accept a smaller initial investment for all classes if certain requirements are met. The classes of the Fund share pro rata the costs of management of the Fund’s portfolio, including the advisory fee, but each bears the cost of its own transfer agency and shareholder servicing arrangements, which may result in differing expenses by class. Because of the different expenses, the Advisor Shares of the Fund generally may have a lower expense ratio and correspondingly higher total return than the Investor Shares of the Fund.

The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances, such as if an annual meeting is not required by the 1940 Act (the federal securities law that governs the regulation of investment companies). Artisan Funds has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors or any other action requiring shareholder approval is not required to be acted upon by shareholders. Artisan Funds believes that not holding shareholder meetings except as otherwise required reduces the Fund’s expenses and enhances shareholder returns.

The Fund may hold special meetings of shareholders to elect or remove directors, change fundamental policies, approve a management contract, or for other purposes. The Fund will distribute proxy materials in advance, including information about the proposals to be voted on and instructions on how to vote. You are entitled to one vote, or fraction thereof, for each share of the Fund, or fraction thereof, that you own. With respect to any matter that affects only one or more classes, only the shares of the affected classes are entitled to vote. Shareholders not attending these meetings are encouraged to vote by proxy.

All shares participate equally in dividends and other distributions declared by the board of directors with respect to the applicable class of shares, and all shares of a class have pro rata rights to the residual assets of the respective class in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights.

Artisan Funds is governed by a board of directors that is responsible for protecting the interests of the Fund’s shareholders. The directors are experienced executives and professionals who meet at regular intervals to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. A majority of directors are not otherwise affiliated with Artisan Funds or Artisan Partners.

Directors and Officers

The board of directors has overall responsibility for the conduct of the affairs of Artisan Funds. The chairman of the board is an independent director.2 Each director serves an indefinite term of unlimited duration until the next meeting of shareholders at which the directors are

[2]	Directors who are not “interested” as defined by the 1940 Act are deemed to be “independent directors.”

elected and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. Artisan Funds’ bylaws provide that each director must retire by the end of the calendar year in which he or she attains the age of 75. The board of directors may fill any vacancy on the board provided that, after such appointment, at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of Artisan Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors’ role is one of oversight, rather than active management. This oversight extends to Artisan Funds’ risk management processes. Those processes are embedded in the responsibilities of officers of Artisan Funds. Senior officers of Artisan Funds, including the president, chief financial officer, general counsel, and chief compliance officer, report directly to the full board on a variety of matters at regular meetings of the board of directors. The chief financial officer also reports regularly to Artisan Funds’ audit committee, which is comprised of all of Artisan Funds’ independent directors.

The board’s leadership structure features independent directors serving as board chairman and chairmen of the audit and governance and nominating committees. This structure is reviewed by the board regularly and the board believes it to be appropriate and effective. All independent directors are members of the audit and governance and nominating committees. Inclusion of independent directors in the audit and governance and nominating committees allows all such directors to participate in the full range of the board’s oversight duties, including oversight of risk management processes.

The board of directors elects the officers of Artisan Funds, provided that the chief compliance officer must be approved by a majority of the independent directors. Each officer holds office for one year and until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer, with or without cause, at any time, provided that a majority of the independent directors must approve the removal of the chief compliance officer.

The names and ages of the directors and officers, the date each first was elected to office, their principal business occupations and other directorships they have held during the last five years in any publicly-traded company or any registered investment company are shown below. There are fourteen series of Artisan Funds, all of which are overseen by the board of directors and officers of Artisan Funds.

Name and Age at December 31, 2013	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held	Experience, Qualifications, Attributes, Skills for Board Membership

Directors who are not “interested persons” of Artisan Funds:
David A. Erne, 70	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 2/4/05	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	Former Trustee, Northwestern Mutual Life Insurance Company (individual life insurance, disability insurance and annuity company).	Significant board experience; legal training and practice.
Gail L. Hanson, 58	Director	1/1/12	Chief Financial Officer, Aurora Health Care (not for profit health care provider); from September 2004 to February 2011, Deputy Executive Director, State of Wisconsin Investment Board.	Director, Northwestern Mutual Series Fund, Inc. (investment company) (27 portfolios).

Significant executive experience including service as chief financial officer and service as deputy executive director of a state investment board; certified financial analyst and certified public accountant; audit committee financial expert.

Thomas R. Hefty, 66	Director	3/27/95

Retired; from January 2007 to February 2008, President, Kern Family Foundation (private, grant-making organization); until December 2006, of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2006, Adjunct Professor, Department of Business and Economics, Ripon College; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).

				None.	Significant board experience; significant executive experience including past service as the chief executive officer of a public company; legal training and practice; audit committee financial expert.

Name and Age at December 31, 2013	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held	Experience, Qualifications, Attributes, Skills for Board Membership
Patrick S. Pittard, 68	Director	8/9/01

Distinguished Executive in Residence (teaching position), University of Georgia; until December 2012, Chairman and Chief Executive Officer, ACT Bridge, Inc. (enterprise talent management firm); until October 2001, Chairman of the Board, President and Chief Executive Officer of Heidrick & Struggles International, Inc. (executive search firm).

				Director, Lincoln National Corporation (insurance and investment management company); former Director, Cbeyond, Inc. (telecommunications company, formerly Cbeyond Communications, Inc.).	Significant board experience; significant executive experience including past service as chief executive officer of a public company.
R. Scott Trumbull, 65	Director	11/13/12	Chairman, Chief Executive Officer and Director, Franklin Electric Co., Inc. (manufacturer of water and fuel pumping systems).	Director, Health Care REIT (investor in health care real estate); Director, Columbus McKinnon Corporation (designer, manufacturer and marketer of material handling products).

Significant board experience; significant executive experience including service as chief executive officer of a public company and service as non-executive chairman of a privately held company; audit committee financial expert.

Director who is an “interested person” of Artisan Funds and Officer:
Eric R. Colson, 44*	Director, President and Chief Executive Officer	Director since 11/12/13; President and Chief Executive Officer since 2/9/10

President, Chief Executive Officer and Director of APAM (since March 2013); Managing Director, Chief Executive Officer (since January 2010) and President (since April 2013) of Artisan Partners; prior thereto, Managing Director and Chief Operating Officer – Investment Operations of Artisan Partners.

None.

Continuing service as President, Chief Executive Officer and Managing Director of Artisan Partners; continuing service as President and Chief Executive Officer of Artisan Investment Corporation; past services as Chief Executive Officer and President of Artisan Funds; significant board experience; and legal training and practice.

*Mr. Colson is an “interested person” of Artisan Funds, as defined in the 1940 Act, because he is President and Chief Executive Officer of Artisan Funds and a Managing Director, President and Chief Executive Officer of Artisan Partners. Mr. Colson also serves as President and Chief Executive Officer of Artisan Investments GP LLC (the general partner of Artisan Partners) and Artisan Partners Holdings LP (the parent company of Artisan Partners) and President, Chief Executive Officer and Director of APAM (the general partner of Artisan Partners Holdings LP).

Name and Age at December 31, 2013	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

Officers:
Gregory K. Ramirez, 43	Chief Financial Officer, Vice President and Treasurer	2/8/11	Managing Director and since April 2013 Vice President and Assistant Treasurer of Artisan Partners; Senior Vice President (since October 2013) of APAM; Vice President, Treasurer and Chief Financial Officer of Artisan Partners Distributors LLC since July 2012; prior thereto, Assistant Treasurer of Artisan Partners Distributors LLC; until February 2011, Assistant Secretary and Assistant Treasurer of Artisan Funds.	None.

Name and Age at December 31, 2013	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Sarah A. Johnson, 41	General Counsel, Vice President and Secretary	2/8/11

Managing Director (since March 2010), Vice President (since April 2013), Secretary (since October 2013), Chief Compliance Officer (January 2012 – September 2013) and General Counsel (since October 2013) of Artisan Partners; prior thereto, Associate Counsel of Artisan Partners; Executive Vice President, Chief Legal Officer and Secretary (since October 2013) of APAM; Vice President and Secretary of Artisan Partners Distributors LLC; until February 2011, Assistant Secretary of Artisan Funds.

None.
Brooke J. Billick, 60	Chief Compliance Officer	8/19/04

Chief Compliance Officer – U.S. Mutual Funds and Associate Counsel of Artisan Partners; Chief Compliance Officer of Artisan Partners Distributors LLC; until January 2012, Chief Compliance Officer of Artisan Partners.

None.

Name and Age at December 31, 2013	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
James S. Hamman, Jr., 44	Vice President and Assistant Secretary	2/8/11

Managing Director (since January 2014), Associate Counsel (since March 2010), Vice President (since April 2013) and Assistant Secretary (since October 2013) of Artisan Partners; from January 2008 until February 2010, Principal of Elite Investment Partners, LLC; prior thereto, Executive Vice President, General Counsel and Secretary of Calamos Asset Management, Inc.

None.
Stephen W. Hlavach, 45	Assistant Treasurer	2/14/12

Tax Director (since January 2011) and Assistant Treasurer (since April 2013) of Artisan Partners; Assistant Treasurer (since October 2012) of APAM; prior thereto, Tax Lead, Mergers & Acquisitions of The Boeing Company.

None.
Shannon K. Jagodinski, 36	Assistant Treasurer	2/14/12	Senior Manager of Investment Accounting of Artisan Partners.	None.

The business address of the officers and director affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The address of the other directors is: c/o Artisan Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The board of directors has an audit committee and a governance and nominating committee. In addition, the board of directors has appointed a valuation committee. The following table identifies the members of those committees, the number of meetings of each committee held during the fiscal year ended September 30, 2013, and the function of each committee:

Committee	Members of Committee	Number of Meetings	Principal Functions of Committee
Audit Committee	David A. Erne Gail L. Hanson Thomas R. Hefty* Patrick S. Pittard R. Scott Trumbull**	4

The audit committee selects the independent auditors; meets with the independent auditors and management to review the scope and the results of the audits of Artisan Funds’ financial statements; confirms the independence of the independent auditors; reviews with the independent auditors and management the effectiveness and adequacy of Artisan Funds’ internal controls; pre-approves the audit and certain non-audit services provided by the independent auditors; and reviews legal and regulatory matters.

Governance and Nominating Committee	David A. Erne Gail L. Hanson Thomas R. Hefty Patrick S. Pittard* R. Scott Trumbull**	3

The governance and nominating committee makes recommendations to the board regarding board committees and committee assignments, the composition of the board, candidates for election as non-interested directors, executive officers of Artisan Funds, compensation of directors who are not affiliated persons of Artisan Partners and proposed changes to Artisan Funds’ governing documents, and oversees the process for evaluating the functioning of the board. Pursuant to procedures and policies adopted under its charter, the governance and nominating committee will consider shareholder recommendations regarding candidates for election as directors.

Valuation Committee	James S. Hamman, Jr. Shannon K. Jagodinski Sarah A. Johnson Gregory K. Ramirez Laura E. Simpson***	114¯	The valuation committee is responsible for determining, in accordance with Artisan Funds’ valuation procedures, a fair value for any portfolio security for which no reliable market quotations are available or for which the valuation procedures do not produce a fair value.

*	Chairperson of the committee.

**	Mr. Trumbull was elected by shareholders to the board of directors of Artisan Funds effective November 13, 2012. Mr. Trumbull was appointed as a member of each of the audit committee and the governance and nominating committee effective January 11, 2013. Mr. Trumbull did not participate in meetings of the audit committee and the governance and nominating committee prior to November 13, 2012.

***	Ms. Simpson was added as a member of the valuation committee on February 12, 2013. As such, Ms. Simpson did not participate in meetings of the valuation committee prior to February 12, 2013.

¯	The number shown represents the number of valuation actions taken by the committee, not the number of times the committee met.

Shareholders wishing to recommend a candidate for election to the board may do so by: (a) mailing the recommendation in writing to the attention of the secretary of Artisan Funds at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202; and (b) including in the recommendation: (i) the class or series and number of all shares of any Artisan Fund owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially; (ii) a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other public companies, identifying any other registered investment companies), current employment, date of birth, business and residence addresses, and the names and addresses of at least three professional references; (iii) information as to whether the candidate is or may be an “interested person” (as such term is defined in the 1940 Act) of Artisan Funds, Artisan Partners or Artisan Partners Distributors LLC (“Distributors”), and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for Artisan Funds to make such determination; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as a director of Artisan Funds, if elected; (v) a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made, and if none, a statement to that effect; (vi) the class or series and number of all shares of each Artisan Fund owned of record or beneficially by the candidate, as reported by the candidate; and (vii) any other information that would be helpful to the committee in evaluating the candidate. The committee also may require the nominating shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information submitted in the recommendation or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a director of Artisan Funds, and if the nominating shareholder fails to provide such other information in writing within seven days of receipt of a written request from the committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the committee will not be required to consider such candidate. The committee will consider only those shareholder recommendations that follow the procedures outlined above. Recommendations for candidates as directors of Artisan Funds will be evaluated, among other things, in light of whether the number of directors is expected to change and whether the directors expect any vacancies. The committee need not consider any shareholder recommendation received fewer than 90 days before the date of an anticipated nomination. When the committee is not actively recruiting new directors, shareholder recommendations will be kept on file for two years after receipt of the shareholder recommendation. A shareholder recommendation considered by the committee in connection with the committee’s nomination of any candidate(s) for appointment or election as an independent director need not be considered again by the committee in connection with any subsequent nomination(s).

As of January 1, 2014, the compensation paid to the directors of Artisan Funds who are not affiliated persons of Artisan Partners for their services as such is based on an annual fee of $250,000, payable quarterly, subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Funds. Effective April 1, 2014, the amount of the annual retainer will increase by $10,000 to $260,000 due to the commencement of operations of the Fund. In addition, the independent chair of the board of directors receives an additional $60,000 annually, payable quarterly, the chair of the audit committee receives an additional $45,000 annually, payable quarterly, and the chair of the governance and nominating committee receives an additional $30,000 annually, payable quarterly. (Prior to January 1, 2014, each director who was not an affiliated person of Artisan Partners received an annual retainer of $210,000 and the audit committee chair received an additional $30,000 annually.) If more than five in-person meetings are held in a calendar year, the board of directors may, at its discretion, pay each director an additional meeting attendance fee. Otherwise, no per meeting fees are paid.

Compensation is paid only to directors who are not affiliated persons of Artisan Partners and is allocated among the series of Artisan Funds in accordance with a procedure determined from time to time by the board. Artisan Funds has no retirement or pension plan.

Artisan Funds has a deferred compensation plan (the “Plan”) that permits any director who is not an affiliated person of Artisan Partners to elect to defer receipt of all or a portion of his or her Compensation (as defined under the Plan) as a director for two or more years. The deferred compensation of a participating director is credited to a book entry account of Artisan Funds on the date that such Compensation otherwise would have been paid to the director. The value of the director’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more series of Artisan Funds as designated by the participating director. At the time for commencing distributions from a director’s deferral account, which is no later than when the director ceases to be a member of the board of directors, the director may elect to receive distributions in a lump sum or over a period of five years. Any obligation of an Artisan Fund to make distributions under the Plan is a general obligation of that Fund. No Artisan Fund will be liable for any other Artisan Fund’s obligations to make distributions under the Plan.

The following table sets forth the aggregate compensation paid by the Fund and the total compensation paid by the Artisan Funds complex to each director.

Name of Director	Aggregate Compensation from the Fund[1]	Total Compensation from the Artisan Funds Complex Paid to Directors[2]
Eric R. Colson[3]	$0	$0
David A. Erne	$1,384	$264,922
Gail L. Hanson	$1,077	$204,385
Thomas R. Hefty	$1,231	$234,654
Patrick S. Pittard	$1,231	$234,654
R. Scott Trumbull[4]	$1,077	$154,385

[1]	The compensation presented in this column is an estimate of the portion of the annual retainer payable to the directors who are not affiliated with Artisan Partners, plus the supplemental retainers payable to the independent chair of the board and the chair of any committee, that will be allocated to the Fund for the fiscal year ending September 30, 2014.

[2]	The compensation presented in this column is an aggregate of (i) the compensation paid by Artisan Emerging Markets Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund, Artisan Small Cap Value Fund and Artisan Value Fund for the fiscal year ended September 30, 2013, (ii) an estimate of the compensation to be paid for the fiscal year ending September 30, 2014 for Artisan Global Small Cap Fund which commenced operations in June 2013 and (iii) the compensation included under the “Aggregate Compensation from the Fund” column.

[3]	Mr. Colson was elected by shareholders to the board of directors of Artisan Funds effective November 12, 2013. As an affiliated person of Artisan Partners, he does not receive any compensation from the Artisan Funds complex.

[4]	Because Mr. Trumbull became a director of Artisan Funds effective November 13, 2012, he received only partial compensation from the Artisan Funds complex for the fiscal year ended September 30, 2013.

The Fund had not yet publicly offered any shares for sale prior to the date of this SAI. Accordingly, no officer or director of Artisan Funds owned “beneficially” (within the meaning of that term as defined in Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”)) any shares of the Fund as of the date of this SAI.

The following table illustrates the dollar range of shares of all Artisan Funds, except for Artisan High Income Fund, owned “beneficially” by each director as of December 31, 2013. The dollar range for the securities represented in the table was determined using the NAV of a share of each Fund as of the close of business on December 31, 2013.

Fund	Directors who are not interested persons of Artisan Funds					Director who is an “interested person” of Artisan Funds

	David A. Erne	Gail L. Hanson	Thomas R. Hefty	Patrick S. Pittard	R. Scott Trumbull	Eric R. Colson
Aggregate Artisan Funds Complex	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

No independent director of Artisan Funds owns beneficially or of record any security of Artisan Partners or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Artisan Partners.

Portfolio Manager

Bryan C. Krug is the portfolio manager for the Fund. The portfolio manager may provide services to other accounts. Fees earned by Artisan Partners may vary among these accounts and the portfolio manager may personally invest in some but not all of those accounts. As of the date of this SAI, Mr. Krug does not manage any other accounts.

Artisan Partners’ portfolio managers are compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to Artisan Partners’ fee revenues generated by all accounts included within the manager’s investment strategies, including the Fund. Portfolio managers are not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because Artisan Partners believes this method aligns portfolio managers’ interests more closely with the long-term interests of clients and Fund shareholders. Artisan Partners’ portfolio managers also participate in group life, health, medical reimbursement, and retirement plans that are generally available to all of Artisan Partners’ salaried associates. All of Artisan Partners’ portfolio managers have or are expected to have over a reasonable time equity interests in Artisan Partners Assets Management Inc., the sole general partner of Artisan Partners Holdings LP.

Because the Fund had not yet publicly offered any shares for sale prior to the date of this SAI, the portfolio manager of the Fund did not own any shares of the Fund prior to the date of this SAI.

Potential Conflicts of Interest

There are a number of ways in which the interests of Artisan Partners, the Fund’s portfolio manager and its other personnel might conflict with the interests of the Fund and its shareholders, including:

Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within each strategy, including the Fund’s accounts, are managed similarly, substantially all of the research and portfolio management activities conducted by the investment teams benefit all clients within the particular strategy. Artisan Partners’ administrative and operational personnel divide their time among services to Artisan Funds and other client accounts. Although at certain times these employees, and other Artisan Partners employees and senior management, devote a significant amount of time to servicing other client accounts, in general, Artisan Partners performs significant duties for Artisan Funds that it does not perform for other clients. As a result, there are several employees who devote all or substantially all of their time to Artisan Funds and there are times when very significant portions of the time of senior management is devoted to Artisan Funds.

Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy, including the Artisan Fund in that strategy, may invest in a security issued by a company, or an affiliate of a company, that is also a client of or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy may invest in a security issued by a company, a director or officer of which is also a director of Artisan Funds. Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

With prior written approval, Artisan Partners may allow its personnel to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material non-public information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Fund if the staff member were not a director.

Management Services Provided to or Business Relationships with Artisan Funds’ Service Providers. Artisan Partners may provide separate account management services to or have other business relationships with entities that are, or affiliates of which are, service providers to Artisan Funds. In every case, the compensation paid by Artisan Funds or Artisan Partners for services received is the same as or consistent with the compensation paid to comparable service providers that have no relationship with Artisan Partners or its affiliates. Also, the compensation received by Artisan Partners for its advisory services from clients that have no relationship with Artisan Funds is the same or consistent with fees received by Artisan Partners from clients that have a relationship with Artisan Funds.

Allocation of Portfolio Transactions Among Clients. Artisan Partners seeks to treat all of its clients fairly when allocating investment opportunities among clients. Because Artisan Partners’ investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for client-imposed restrictions and limitations), most orders placed by Artisan Partners’ investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. Trades for Artisan Partners and their partners, employees and other affiliates, and accounts in which one or more of them has an interest (including Artisan Partners’ proprietary accounts, if any), may be included in an aggregated trade with client accounts. All participating accounts, including the Fund, then share (generally pro rata subject to minimum order size requirements) in an aggregated order and shall receive the same execution price for each broker and be charged the same commission, if any.

Because it is generally not known in advance how many shares will be received in most underwritten offerings, including initial public offerings, shares are allocated to client accounts after receipt. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan Partners’ proprietary accounts, which are discussed below, are not permitted to invest in initial public offerings.

There also may be instances where a particular security is held by more than one investment strategy (“cross holdings”) due to the overlap of their investment universes. “Same way” transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, a trader works both trades in the market at the same time, subject to the requirements of Artisan Partners’ written trade processing procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will contact each portfolio manager involved to determine if either portfolio manager wishes to withdraw or modify his or her order. If both orders remain unmodified, the traders may proceed to work those orders in the markets, so long as the traders follow written trade processing procedures.

The procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by Artisan Partners and are included in Artisan Funds’ compliance program.

Investing in Different Parts of an Issuer’s Capital Structure. Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other Artisan Partners clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches or equity securities of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other Artisan Partners clients or Artisan Partners may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if Artisan Partners acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for the Fund. When making investment decisions where a conflict of interest may arise, Artisan Partners will endeavor to act in a fair and equitable manner as between the Fund and other clients; however, in certain instances the resolution of the conflict may result in Artisan Partners acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

Confidential Information Access. In managing the Fund, Artisan Partners may seek to avoid the receipt of material, non-public information (“Confidential Information”) about the issuers of loans or other investments being considered for acquisition by the Fund or held in the Fund’s portfolio if the receipt of the Confidential Information would restrict the Fund or other clients of Artisan Partners from trading in securities they hold or in which they may invest. In many instances, issuers offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s loans or other securities. In circumstances when Artisan Partners declines to receive Confidential Information from these issuers, the Fund may be disadvantaged in comparison to other investors, including with respect to evaluating the issuer and the price the Fund would pay or receive when it buys or sells those investments. Further, in situations when the Fund is asked, for example, to grant consents, waivers or amendments with respect to such investments, Artisan Partners’ ability to assess such consents, waivers and amendments may be compromised by its lack of access to Confidential Information. In certain situations, Artisan Partners may choose to receive Confidential Information but create information walls around persons having access to the Confidential Information (“walled-off personnel”) to limit the restrictions on others at Artisan Partners. Those measures could impair the ability of walled-off personnel from accessing information from others at Artisan Partners.

Short Selling. Artisan Partners has trade processing procedures that mitigate the potential conflict of interest in executing a shorting strategy on behalf of a client’s account. Under those procedures, no order to sell a security short may be executed if the same or a related security is held long in any account managed by the same investment team in a different investment strategy. Similarly, no order to purchase a security long may be executed if the same or a related security is held short in any account managed by the same investment team in a different investment strategy. These procedures prevent an investment team from taking different positions in a security. It is possible, however, that one investment team could sell a security short when the same or a related security is held long in an account managed by a different Artisan investment team. Similarly, an investment team could purchase a security long when the same or a related security is held short in an account managed by a different Artisan investment team.

Soft Dollars. As an investment adviser, Artisan Partners has an obligation to seek best execution for clients – that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan Partners’ investment decisions for the benefit of its clients. From time to time, Artisan Partners receives research from various broker-dealers, which may or may not be counterparties to trades placed on behalf of clients. Artisan Partners generally does not use commissions from client account trades of fixed income securities to obtain research or other products or services from broker-dealers because transactions in fixed income securities are ordinarily placed with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal.

Artisan Partners has adopted written procedures with respect to soft dollars.

Proprietary and Personal Investments and Codes of Ethics. Artisan Partners’ proprietary investments and personal investments by Artisan Partners’ personnel (“proprietary accounts”) also may present potential conflicts of interest with Artisan Partners’ clients, including the Fund. Artisan Partners from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Proprietary accounts that exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of Artisan Partners’ clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts.

Personal transactions are subject to Artisan Partners’ Codes of Ethics, which generally provide that personnel of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Codes require pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement) and generally prohibit personnel from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 30 days.3 In addition, the Codes require reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with the compliance department quarterly or more frequently. Those reports are reviewed for conflicts, or potential conflicts, with client transactions.

The Codes prohibit the purchase and sale of securities to and from client accounts. The Codes also contain policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.

[3]	Certain transactions, including trading of mutual funds for which Artisan Partners acts as adviser or sub-adviser, are excluded from the short-term trading limitation. Trading in mutual fund shares is excluded from that prohibition because funds, including the Fund, typically have their own policies and procedures related to short-term trading activity.

Proxy Voting. An adviser may have potential conflicts of interest arising from its voting of proxies relating to portfolio securities, as described in greater detail under the heading “Proxy Voting” below.

Fees. Like the fees Artisan Partners receives from the Fund, the fees Artisan Partners receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. However, Artisan Partners may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan Partners’ performance against an agreed upon benchmark, and may be adjusted upwards or downwards from a base fee), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of September 30, 2013, Artisan Partners had four separate accounts with performance-based fees encompassing all of its investment strategies. All of those separate accounts are in strategies that include an Artisan Fund not covered by this SAI. Although Artisan Partners may have an incentive to manage the assets of accounts with performance–based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan Partners’ procedures to manage all clients within a particular strategy similarly regardless of fee structure.

Control Persons and Principal Shareholders

Because the Fund has not commenced operations as of the date of this SAI, there are no control persons or principal shareholders of the Fund as of the date of this SAI.

Investment Advisory Services

Artisan Partners provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated February 11, 2014 (the “Advisory Agreement”) and is responsible for management of the Fund’s investment portfolios and for overall management of the Fund’s business and affairs. Artisan Partners is a Delaware limited partnership, founded in March 2009, that succeeded to the investment management business of Artisan Partners Holdings LP during 2009. Artisan Partners Holdings LP was founded in December 1994 and began providing investment management services in March 1995. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP. Artisan Partners Holdings LP is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a Delaware corporation controlled by Artisan Investment Corporation, a Wisconsin corporation controlled by Andrew and Carlene Ziegler. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 777 E. Wisconsin Avenue, Suite 1200, Milwaukee, Wisconsin 53202; 100 Pine Street, Suite 2950, San Francisco, California 94111; One Maritime Plaza, Suite 1450, San Francisco, California 94111; Five Concourse Parkway NE, Suite 2200, Atlanta, Georgia 30328; 1330 Avenue of the Americas, Suite 3100, New York, New York 10019; and 800 Delaware Avenue, Suite 800, Wilmington, Delaware 19801.

The Advisory Agreement for the Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan

Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). A discussion regarding the basis for the board of directors’ decision to approve the Fund’s Advisory Agreement will be available in Artisan Funds’ semiannual report to shareholders for the fiscal period ending March 31, 2014. You may obtain a copy of the most recent annual reports or semiannual reports, without charge, upon request to the Fund.

In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 0.725% of the Fund’s average daily net assets up to $1 billion; 0.700% of average daily net assets from $1 billion to $2 billion; 0.675% of average daily net assets from $2 billion to $3.5 billion; 0.650% of average daily net assets from $3.5 billion to $10 billion; and 0.625% of average daily net assets over $10 billion. Artisan Partners has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.25% of its average daily net assets. This contract continues through April 1, 2015, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

Because the Fund had not yet commenced operations, the Fund did not pay advisory fees during prior fiscal years.

Code of Ethics

The 1940 Act and rules thereunder require that Artisan Funds, Artisan Partners and Distributors establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of Artisan Funds might take advantage of that knowledge for their own benefit. Artisan Funds, Artisan Partners and Distributors have adopted a Code of Ethics to meet those concerns and legal requirements. The Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of Artisan Funds from engaging in personal securities investing, but regulates such personal securities investing by these employees as a part of the effort by Artisan Funds, Artisan Partners and Distributors to detect and prevent conflicts of interest.

Distributor

Shares of the Fund are offered for sale by Distributors on a continuous basis without any sales commissions, 12b-1 fees, or other charges to the Fund or its shareholders pursuant to a Distribution Agreement between the Fund and Distributors. Distributors is wholly owned by Artisan Partners Holdings LP. All distribution expenses relating to the Fund are paid by Artisan

Partners Holdings LP or Artisan Partners, including the payment or reimbursement of any expenses incurred by Distributors. The Distribution Agreement will continue in effect from year to year provided such continuance is approved annually (i) by a majority of the directors or by a majority of the outstanding voting securities of the Fund and (ii) by a majority of the directors who are not parties to the Agreement or interested persons of any such party.

Artisan Funds pays all expenses in connection with registration of its shares with the SEC and any auditing and filing fees required in compliance with various state securities laws. Distributors, Artisan Partners Holdings LP or Artisan Partners bear all sales and promotional expenses relating to the Fund, including the cost of prospectuses and other materials used for sales and promotional purposes by Distributors. Distributors offers the Fund’s shares only on a best efforts basis. Distributors’ principal office is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Portfolio Transactions

Artisan Partners places the orders for the purchase and sale of the Fund’s portfolio securities. Artisan Partners’ primary objective in effecting portfolio transactions is to obtain the best combination of net price and execution under the circumstances. The best net price, giving effect to commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other factors also may enter into the decision. These include the nature of the security being traded; the size and type of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; the execution, clearance and settlement capabilities of the broker-dealer selected; Artisan Partners’ knowledge of the financial stability and operational capability of the broker-dealer selected; the broker-dealer’s willingness to commit its own capital to complete the transaction; access provided by the broker-dealer to limited investment opportunities; and Artisan Partners’ knowledge of actual or apparent operational problems of any broker-dealer. To the extent more than one broker-dealer is considered capable of providing best execution, based on the factors listed above, Artisan Partners may take into account whether the broker-dealer provides the firm with research products or services, and the value of such products or services.

Artisan Partners maintains and periodically updates a list of approved broker-dealers that, in Artisan Partners’ judgment, generally are able to provide best net price and execution after taking into consideration the factors noted above. Evaluations of the services provided by broker-dealers, including the reasonableness of any commissions based on the foregoing factors, are made on an ongoing basis by Artisan Partners’ staff while effecting portfolio transactions, subject to the oversight of and review by Artisan Partners’ trading oversight committee, and reports are made annually to Artisan Funds’ board of directors.

As a matter of policy, Artisan Funds and Artisan Partners do not compensate a broker-dealer for any promotion or sale of Artisan Funds’ shares by directing to the broker-dealer (i) securities transactions for an Artisan Funds portfolio; or (ii) any remuneration, including, but not limited to, any commission, mark-up, mark-down or other fee (or portion thereof) received or to be received from Artisan Funds’ portfolio transactions effected through any other broker

(including a government securities broker) or dealer (including a municipal securities dealer or a government securities dealer). Artisan Partners and Artisan Funds have adopted policies and procedures that are reasonably designed to prevent (1) the persons responsible for selecting broker-dealers to effect transactions in portfolio securities (for example, trading desk personnel) from taking into account, in making those decisions, broker-dealers’ promotional or sales efforts on behalf of Artisan Funds; and (2) Artisan Funds, Artisan Partners and Distributors from entering into any agreement or other understanding under which they direct or are expected to direct transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of Artisan Funds’ shares. As part of such policies and procedures, Artisan Partners’ staff conducts periodic testing to determine if any significant correlation exists between sales of Artisan Funds’ shares by a broker-dealer and the direction of transactions on behalf of Artisan Funds’ portfolios to that broker-dealer (or an affiliate).

From time to time, Artisan Partners receives research from various broker-dealers, which may or may not be counterparties to trades placed on behalf of clients. Artisan Partners generally does not use commissions from client account trades of fixed income securities to obtain research or other products or services from broker-dealers because transactions in fixed income securities are ordinarily placed with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal.

Artisan Partners’ and its affiliates’ use of client brokerage to acquire research products and services, if any, is intended to qualify for the safe harbor provided by Section 28(e) of the 1934 Act and may involve payment of agency commissions, compensation on certain riskless principal transactions, and any other securities transactions the compensation on which qualifies for safe harbor treatment.

Because the Fund had not yet begun investment operations prior to the date of this SAI, the Fund has not paid any commissions during prior fiscal years.

Proxy Voting

The Fund has delegated responsibility for proxy voting to Artisan Partners. Artisan Partners votes proxies solicited by or with respect to the issuers of securities held by the Fund. When Artisan Partners votes the Fund’s proxy with respect to a specific issuer, the Fund’s economic interest as a shareholder of that issuer is Artisan Partners’ primary consideration in determining how the proxy should be voted. Artisan Partners generally does not take into account interests of other stakeholders of the issuer or interests Artisan Funds may have in other capacities.

When making proxy voting decisions, Artisan Partners generally adheres to proxy voting guidelines that set forth Artisan Partners’ proxy voting positions on recurring issues and criteria for addressing non-recurring issues. Artisan Partners believes the guidelines, if followed, generally will result in the casting of votes in the economic best interests of the Fund as a shareholder. The guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by the proxy administration and research services engaged by Artisan Partners. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Artisan Partners votes contrary to its general guidelines. In addition, due to the varying regulations, customs and practices of non-U.S. countries, Artisan Partners may vote contrary to its general guidelines in circumstances where it believes its guidelines would result in a vote inconsistent with local regulations, customs or practices.

In the following circumstances Artisan Partners may not vote the Fund’s proxy:

•	Artisan Partners has concluded that voting would have no identifiable economic benefit to the Fund as a shareholder, such as when the security is no longer held in the Fund’s portfolio or when the value of the portfolio holding is indeterminable or insignificant.

•	Artisan Partners has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be legally or practically prohibited or subject to some restrictions for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. Information about share blocking is often incomplete or contradictory. For example, the Fund’s custodian may effectively restrict transactions even in circumstances in which Artisan Partners believes that share blocking is not required by law. Artisan Partners relies on the custodian and on its proxy service provider to identify share blocking jurisdictions. To the extent such information is wrong, Artisan Partners could fail to vote shares that could have been voted without loss of investment flexibility, or could vote shares and then be prevented from engaging in a potentially beneficial transaction.

•	The Fund, in conjunction with its custodian, has not fulfilled all administrative requirements for voting proxies in foreign jurisdictions (which may be imposed a single time or may be periodic), such as providing a power of attorney to the Fund’s local sub-custodian.

•	The Fund, as of the record date, has loaned the securities to which the proxy relates and Artisan Partners has concluded that it is not in the best interest of the Fund to recall the loan or the Fund is unable to recall the loan in order to vote the securities.

•	The Fund so directs Artisan Partners.

Artisan Partners has engaged a primary proxy service provider to (i) make recommendations to Artisan Partners of proxy voting policies for adoption by Artisan Partners; (ii) perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan Partners and delivering those proxies; (iv) retain proxy voting records and information; and (v) report to Artisan Partners on its activities. The primary proxy service provider does not have the authority to vote proxies except in accordance with standing or specific instructions given to it by Artisan Partners. Artisan Partners retains final authority and fiduciary responsibility for the voting of proxies. In addition to the primary proxy service provider, Artisan Partners has engaged a second proxy service provider to perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited, and may engage one or more additional providers from time to time. In some instances for non-U.S. companies, there may be little or no information available on matters to be voted on. In those circumstances, Artisan Partners generally follows the recommendation of its primary proxy service provider.

Artisan Partners’ proxy voting committee oversees the proxy voting process, reviews the proxy voting policy at least annually, develops the guidelines and grants authority to proxy administrators (certain Artisan Partners employees, or such other persons as may be designated by the proxy voting committee) to vote proxies in accordance with the guidelines and otherwise performs administrative services relating to proxy voting. The proxy voting committee also makes determinations as to the votes to be cast with respect to each matter where there is an actual or potential conflict of interest. None of the members of the proxy voting committee is responsible for servicing other existing Artisan Partners’ clients or soliciting new clients for Artisan Partners.

Artisan Partners or its affiliate may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on the Fund’s behalf. Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners or its affiliate manages assets for the issuer or an affiliate of the issuer and also recommends that the Fund invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Funds or an employee of Artisan Partners or its affiliate; (iii) Artisan Partners or its affiliate is actively soliciting that issuer or an affiliate of the issuer as a client and the employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners or an affiliate, or an employee of either of them, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy.

Artisan Partners maintains a list of issuers with whom it believes it has a potential conflict voting proxies (the “Identified Issuers”), and provides such list to each proxy administrator, who refers all voting recommendations for Identified Issuers to a member of the proxy voting committee. Based on the information provided by the proxy administrator and such other information as the proxy voting committee may request, the proxy voting committee member conducts an independent review of the proposed vote. If that member of the proxy voting committee has a material relationship with or has an immediate family member with a material relationship with the Identified Issuer, such person shall recuse himself or herself from the review of the vote and identify another member of the proxy voting committee without any such relationship with the Identified Issuer to conduct the review.

Artisan Partners’ proxy voting guidelines should, in most cases, adequately address possible conflicts of interest since those guidelines are pre-determined. However, the proxy voting committee member may instruct the proxy administrator to vote proxies in accordance with the recommendations of the primary proxy service provider, provided that the primary proxy service provider provides research and analysis with respect to the issuer in question and the proxy voting committee does not have reason to believe that the primary proxy service provider is not independent of such issuer. In the event the proxy voting committee has reason to believe that the primary proxy service provider is not independent of such issuer, a member of the proxy voting committee may instruct the proxy administrator to vote proxies in accordance with the recommendations of the secondary proxy service provider, provided that the secondary proxy service provider provides research and analysis with respect to the issuer in question and the proxy voting committee does not have reason to believe that the secondary proxy service provider is not independent of such issuer. If neither the secondary nor primary proxy service provider meets those requirements, the proxy voting committee shall meet and consider what course of action will be in the best economic interests of Artisan Partners’ clients, including the Fund, consistent with Artisan Partners’ obligations under applicable proxy voting rules.

Artisan Partners prepares a reconciliation periodically by which it compares (a) the number of shares voted by the primary proxy service provider with the settlement date holdings of the Fund as of a record date and (b) the votes cast with Artisan Partners’ standing and specific voting instructions. Artisan Partners uses reasonable efforts to determine the reasons for any identified discrepancies, and if such discrepancies are due to an administrative error of the primary proxy service provider, Artisan Partners works with such provider to minimize the risk of such errors in the future.

The Fund is required to file with the SEC its complete proxy voting record for the twelve-month period ending June 30, by no later than August 31of each year. The Fund’s proxy voting record for the most recent twelve-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov and (2) on Artisan Funds’ website at www.artisanfunds.com.

Artisan Partners maintains a copy of any document generated by Artisan Partners or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision for no less than seven years, the first two years in an appropriate office of Artisan Partners.

Disclosure of Portfolio Holdings

The board of directors has adopted policies and procedures to govern the disclosure of portfolio holdings. The board of directors periodically reviews these policies and procedures to ensure they adequately protect and are in the best interests of the Fund’s shareholders. The procedures identify the circumstances in which the Fund’s portfolio holdings will be made publicly available and conditions under which, with appropriate safeguards, holdings may be selectively disclosed in order to further a legitimate business interest of the Fund. In its consideration of the policy, the board of directors noted the prohibition on compensation to any person or entity in connection with the release of the Fund’s portfolio holdings. The board also noted that the release of nonpublic portfolio holdings information, other than in the circumstances outlined in the policy approved by the board, must be approved by officers of Artisan Funds, and may be made only if the disclosure is consistent with a legitimate business purpose of the Fund and the recipient has agreed in writing to be subject to a duty of confidentiality and an undertaking not to trade on the nonpublic information.

Artisan Partners’ compliance staff provides, at least annually, a report to the board of directors regarding the policy’s operation within the compliance program and any material changes recommended as a result of such review.

Except as provided in Artisan Funds’ policy on the release of portfolio holdings or as required by applicable law, no listing of the portfolio holdings or discussion of one or more portfolio holding of any Artisan Fund may be provided to any person. In no case do Artisan Funds, Artisan Partners, Distributors, or any other person or entity receive compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by Artisan Partners or its affiliates) for the disclosure of the Fund’s portfolio holdings.

Public Disclosure. A complete list of the Fund’s portfolio holdings as of the close of each calendar quarter will be made publicly available on the 15th day of the following calendar quarter, or such other date as Artisan Funds may determine for the Fund on Artisan Funds’ website (www.artisanfunds.com). On Artisan Funds’ website, portfolio holdings information can be found at www.artisanfunds.com/materials_info/view_online.cfm. A complete list of portfolio holdings is also included in the reports Artisan Funds files with the SEC after the end of each quarter. The Fund may disclose its top ten holdings or an incomplete list of its holdings, provided that the top ten holdings or other incomplete list has been made publicly available on Artisan Funds’ website at least one day prior to disclosure of such information or has been included in an SEC filing that is required to include the information. A discussion of one or more portfolio holdings also may be made available, provided that the substance of such discussion has been made publicly available on Artisan Funds’ website at least one day prior to disclosure of such information or is otherwise publicly available. Any such list of holdings or discussion of one or more portfolio holdings will remain available on Artisan Funds’ website at least until the date on which the Fund files a report with the SEC that includes a list of portfolio holdings and is for the period that includes the date as of which such information is current.

Artisan Funds will disclose portfolio holdings information of the Fund on a quarterly basis through the filing of its Forms N-CSR (with respect to each annual and semiannual period) and Forms N-Q (with respect to the first and third quarters of the Fund’s fiscal year). See the Fund’s prospectus for information on the Fund’s release of portfolio holdings information.

Disclosure of statistical or descriptive information about the Fund’s holdings that does not specifically name the securities held is not prohibited by the Fund’s policy on release of portfolio holdings.

Release of Portfolio Holdings to Fund Service Providers and Other Third Parties. The Fund may release nonpublic portfolio holdings information to selected parties in advance of public release if (i) based on a determination by any of the president, chief financial officer, chief compliance officer or general counsel of Artisan Funds, such disclosure in the manner and at the time proposed is consistent with the Fund’s legitimate business purpose and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. Examples of instances in which selective disclosure may be appropriate include, without limitation, disclosure (a) to the directors of or service providers to Artisan Funds who have a reasonable need of that information to perform their services for the Fund, including, but not limited to, Artisan Partners (and its affiliates and service providers); Distributors; Kinetic Partners LLP; counsel to Artisan Funds; Ernst & Young LLP, Artisan Funds’ independent registered public accounting firm; PricewaterhouseCoopers LLP, Artisan Partners’ independent registered public accounting firm; State Street Bank and

Trust Company, Artisan Funds’ custodian and transfer agent; Boston Financial Data Services, Inc., Artisan Funds’ sub-transfer agent; ISS (Institutional Shareholder Services) and Glass, Lewis & Co., Artisan Partners’ proxy voting service providers; Artisan Funds’ pricing vendors and securities valuation service providers, which include Reuters, The WM Company, Bloomberg, FT Interactive Data, Markit, Standard & Poor’s, Thomson Financial, Barclays Fixed Income Research and ITG, Inc.; Deloitte & Touche LLP, Artisan Funds’ valuation consultant and Artisan Funds’ printing, reporting, website and filing support service providers, which include R.R. Donnelley & Sons Company, Confluence Technologies, Inc., Diligent Board Member Services, Inc., Ivize, Stark Media, The Marek Group, Essex Two Incorporated, and Ripon Printers; (b) to brokers-dealers or other counterparties, research or data providers or analytical services of holdings or lists of holdings, or lists of securities of interest, in connection with their provision of brokerage, research, analytical or securities lending services; and (c) in connection with purchases or redemptions in-kind permitted under Artisan Funds’ policy on purchases and redemptions in-kind.

The release of nonpublic portfolio holdings information in advance of public release will be reported to the board of directors no later than at the next regularly scheduled board meeting. Artisan Funds’ chief compliance officer or, in his or her absence, its general counsel, is responsible for keeping written records of any such release of nonpublic portfolio holdings information.

Purchasing, Exchanging and Redeeming Shares

Purchases, exchanges and redemptions are discussed in the prospectus under the headings “Buying Shares,” “Exchanging Shares” and “Redeeming Shares,” respectively. In addition, you may, subject to the approval of Artisan Funds, purchase Advisor Shares of the Fund with securities that are held in the Fund’s portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by the Fund (consistent with the Fund’s goal and investment process)) that have a value that is readily ascertainable in accordance with Artisan Funds’ valuation policies. Should Artisan Funds approve your purchase of the Fund’s shares with securities, Artisan Funds would follow its “Purchase In-Kind” procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange (“NYSE”) after receipt of the purchase order) pursuant to Artisan Funds’ “Procedures for Valuation of Portfolio Securities” as then in effect. If you are interested in purchasing Fund shares with securities, call Artisan Funds at 800.344.1770.

The Fund imposes a 2% redemption fee when you sell or exchange shares owned for 90 days or less. In calculating the redemption fee, the Fund uses the “first in, first out” method, but reserves the right, after notice to shareholders, to change that methodology.

Shares of the Fund may be purchased, exchanged or redeemed through certain financial services companies, some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (together with designees, “authorized agents”) to accept share purchase, exchange and redemption orders on its behalf. An order properly received by an authorized agent will be deemed to have been accepted by the Fund. If you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s NAV per share (see “Net Asset Value” below) next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the authorized agent and the 2% redemption fee (if applicable) imposed by the Fund. The authorized agent’s procedures will apply in lieu of purchase, exchange and redemption procedures described in the statutory prospectus.

The Fund reserves the right to waive or reduce the minimum initial investment requirements. The Fund reserves the right to waive or reduce the 2% redemption fee on shares held for 90 days or less for any account held through an authorized agent or other financial intermediary and may waive the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans and shares purchased through certain authorized agents or financial intermediaries. In those cases where a financial intermediary passes the redemption fee through to underlying investors, the amount of the fee and the holding period generally will be consistent with the Fund’s criteria. However, due to differences in operational procedures and policies, the financial intermediaries’ methods for tracking and calculating the fee may be different in some respects from the methods employed by the Fund.

Some investors may purchase shares of the Fund through an authorized agent or other financial services company that does not charge any transaction fees directly to those investors. However, such a company may charge a fee for accounting and shareholder servicing services provided by the company with respect to Fund shares held by the company for its customers. These services may include record keeping, transaction processing for shareholders’ accounts and other services to clients of the authorized agents. The Fund may pay a portion of those fees, which is intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered directly on the books of the Fund. Artisan Partners or an affiliate, at its own expense, may pay authorized agents for accounting and shareholder services (to the extent those fees are not paid by the Fund) and for distribution and marketing-related services. Such payments by Artisan Partners or an affiliate may be made for one or more of the following: (1) expenses incurred by authorized agents for their sales activities with respect to the Fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of authorized agents for their sales activities and (2) marketing and promotional services by authorized agents, such as business planning assistance, educating personnel about the Fund and sponsoring sales meetings. Although neither the Fund nor Artisan Partners nor any of its affiliates pay for the Fund to be included in an authorized agent’s “preferred list” or other promotional program, some authorized agents that receive compensation as described above may have such programs in which the Fund may be included.

Net Asset Value. Share purchase, exchange and redemption orders will be priced at the Fund’s NAV next computed after such orders are received in good order by: (i) the Fund; or (ii) an authorized agent authorized by the Fund to accept purchase and redemption orders on the Fund’s behalf. The Fund may reject a redemption order under certain circumstances, which are described in the Fund’s prospectus.

The NAV of the Fund’s shares is determined as of the close of regular session trading on the NYSE (usually 4:00 p.m., Eastern Time) each day the NYSE is open for regular session trading. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, the Fund’s NAV should be determined on any such day, in which case the determination will be made as of 4:00 p.m., Eastern Time. The NAV per share of the Fund (or of a class of shares of the Fund) is determined by dividing the value of all its investments and other assets, less liabilities attributable to the Fund (or class), by the number of shares of the Fund (or class) outstanding. See “Share Price” in the Fund’s prospectus under the caption “Investing with Artisan Funds” for a description of the procedures used by the Fund to value investments and other assets. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date, in accordance with applicable law.

The markets in which securities held by the Fund trade are sometimes open on days when the NYSE is not open and the Fund does not calculate its NAV, and sometimes are not open on days when the Fund does calculate its NAV. Even on days on which both the NYSE and the other market are open, several hours may have passed between the time when trading in the other market closed and the NYSE closes and the Fund calculates its NAV.

Although the Fund intends to pay all redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or one percent of the Fund’s net assets represented by such share class during any 90-day period. Redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions are made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, if the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of the Fund’s net assets not reasonably practicable.

The Fund has adopted a policy regarding the correction of any error in the computation of NAV. When an error is discovered, the difference between the originally computed (erroneous) NAV and the correct NAV is calculated. If the difference is equal to or less than one cent per share, the error is deemed immaterial and no action is taken. If the difference is greater than one cent per share, the following actions are taken:

Amount of Difference	Action Taken
< 1⁄2 of 1% of the originally computed NAV

The Fund determines whether it has incurred a loss or a benefit. If the Fund has either paid excessive redemption proceeds or received insufficient subscription proceeds (“fund loss”), the party responsible for the error is expected to reimburse the Fund for the amount of the loss. If the Fund has received a benefit from the error, no action is taken.

= or > 1⁄2 of 1% of the originally computed NAV

If any shareholder has sustained a loss exceeding $10, the Fund or the party responsible for the error is expected to pay the shareholder any additional redemption proceeds owed and either refund excess subscription monies paid or credit the shareholder’s account with additional shares as of the date of the error.

Either the responsible party or the individual shareholders who experienced a benefit as a result of the error are expected to reimburse the Fund for any fund losses attributable to them.

Additional Federal Income Tax Information

The discussion of taxation below is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders such as tax-advantaged retirement plans, financial institutions or foreign persons (defined below). You are encouraged to consult your own tax advisor regarding your particular situation and the possible application of state, local and foreign tax laws.

In General

The Fund intends to elect and intends to qualify for treatment each year as a “regulated investment company” under Subchapter M of the Code. In order to qualify for the special tax treatment accorded to regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”);

(b) invest the Fund’s assets in such a manner that, as of the close of each quarter of its taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets is invested in (x) the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer, or two or more issuers as to each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and that are engaged in the same or similar trades or businesses or related trades or businesses, or (y) the securities of one or more QPTPs; and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

If the Fund qualifies as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income and gains that it distributes in a timely manner to shareholders in the form of dividends. If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such a failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company that is accorded special tax treatment under Subchapter M, then it would be required to pay taxes on its income and realized capital gains, thereby reducing the amount of income and realized capital gains that would otherwise be available for distribution to the Fund’s shareholders. In addition, all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could also be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus any such amounts retained from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. The Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid by the Fund to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends to make sufficient distributions to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward to offset capital gains in future years, thereby reducing the amount the Fund would otherwise be required to distribute in such future years to qualify for the special tax treatment accorded regulated investment companies and avoid a Fund-level tax. The Fund may carry net capital losses forward to one or more subsequent taxable years without expiration. The Fund’s available capital loss carryforwards, if any, are set forth in the Fund’s annual shareholder reports for each fiscal year.

In addition, under Code sections 382 and 383, if the Fund undergoes an “ownership change,” the Fund’s ability to use its capital loss carryforwards (and potentially its so-called “built-in losses”) in any year following the ownership change will be limited to an amount generally equal to the value of the Fund’s net assets immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the “IRS”)) in effect for the month in which the ownership change occurs. In such circumstances, Fund shareholders could receive larger distributions than they would have received had the ownership change not occurred, with those distributions being taxable as described below under “Taxation of Fund Distributions.”

Taxation of Fund Distributions

Your distributions will be taxable to you whether received in cash or reinvested in additional shares. For U.S. federal income tax purposes, any distribution that is paid in January but that was declared in October, November or December of the prior calendar year is taxable as if you received it on December 31 of the prior calendar year.

You will be subject to income tax at ordinary income rates on distributions of investment income and gains from the sale of investments that the Fund owned for one year or less, except as described below with respect to “qualified dividend income.” Distributions that are attributable to the excess of the Fund’s net long-term capital gains over net short-term capital losses and that are properly reported as capital gain dividends are taxable to you as long-term capital gains includible in and taxable at the reduced rates applicable to your net capital gain, regardless of the length of time you have held your shares. Long-term gains are generally those derived from securities held by the Fund for more than one year.

The reduced net capital gains rates apply to “qualified dividend income” received by noncorporate shareholders who satisfy certain holding period requirements. If the Fund qualifies as a regulated investment company for tax purposes, the amount of Fund dividends that are eligible to be taxed as qualified dividend income at the reduced rate is not permitted to exceed the amount of aggregate qualifying dividends received by the Fund. To the extent the Fund distributes as dividends amounts that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders. The Fund does not expect a significant portion of its distributions to derive from qualified dividend income.

In addition, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

A portion of dividends from the Fund also may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from U.S. corporations. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The Fund does not expect a significant portion of its distributions to qualify for the corporate dividends-received deduction.

To the extent that the Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Dividends and distributions on the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

You will be advised annually as to the source of your distributions for tax purposes. If you are not subject to tax on your income, you generally will not be required to pay tax on these amounts.

Redemptions, Sales and Exchanges of Fund Shares

Any gain or loss realized from a redemption or sale of Fund shares held for more than one year generally will be treated as long-term capital gain or loss. Otherwise, the gain or loss will be treated as short-term capital gain or loss. However, if you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

Further, all or a portion of any loss realized upon a taxable disposition of the Fund’s shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An exchange of shares of the Fund for shares of another Artisan Fund will be a taxable transaction. Any gain or loss resulting from such an exchange will generally be treated as a capital gain or loss for U.S. federal income tax purposes, and will be long-term or short-term capital gain or loss depending on how long you have held your shares.

For U.S. federal income tax purposes, an exchange of shares of the Fund directly for shares of a different class of the same Fund generally is not expected to be a taxable event or to result in recognition of a gain or loss by the exchanging shareholder.

Upon the redemption, sale or exchange of the Fund’s shares, the Fund (or, in the case of shares purchased through a financial intermediary, the financial intermediary) is required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed, sold or exchanged. See the Fund’s prospectus for more information.

Shares Purchased Through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) at a rate of 28% from certain payments to you, generally redemption proceeds and payments of dividends and distributions. Backup withholding may be required if:

•	You fail to furnish your properly certified social security or other tax identification number;

•	You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

•	You fail to certify that you are a U.S. Person (including a U.S. resident alien); or

•	The IRS informs the Fund that your tax identification number is incorrect or that you are otherwise subject to backup withholding.

The backup withholding rate is currently 28%.

The backup withholding certifications are contained in the application that you complete when you open your Fund account. Artisan Funds must promptly pay to the IRS all amounts withheld. Therefore, it usually is not possible for Artisan Funds to reimburse you for amounts withheld. Backup withholding is not, however, an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Consequences of Certain Investments by the Fund

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the original issue discount (“OID”) is treated as interest income and is included in the Fund’s income and required to be distributed by the Fund over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). The Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain dividend than if the Fund had not held such securities.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest or original issue discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as, and if it invests in such securities in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company that is accorded special tax treatment and does not become subject to a Fund-level tax.

Very generally, where the Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the Fund to reduce its tax basis by the amount of amortized premium.

The Fund’s transactions in derivative instruments (e.g., options, futures, forward contracts or swaps), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked ETNs and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the Fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments), may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities may produce a difference between its book income and its taxable income. If such a difference arises, and the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate a Fund-level tax. In the alternative, if the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s taxable earnings and profits, (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Income received by the Fund from investments in securities of issuers organized in foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of the Fund’s total assets at the end of its taxable year are invested in stock or securities of foreign corporations, the Fund may make an election permitting its shareholders to claim a deduction or credit for U.S. federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Alternatively, the Fund may choose not to pass through the foreign taxes to shareholders, but instead itself claim a deduction for such foreign taxes in determining the Fund’s taxable income, which would reduce the Fund’s taxable income distributed to shareholders and on which shareholders subject to income tax are required to pay tax.

The Fund may purchase the securities of certain foreign investment funds or trusts, or other foreign issuers, deemed to be passive foreign investment companies (“PFICs”). Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

In order to avoid the imposition of such tax, the Fund generally may elect to mark the gains (and to a limited extent losses) in such holdings to the market, as though it had sold and repurchased its holdings in each PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and losses. This “mark-to-market election” may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making this election therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to continue to qualify as a regulated investment company, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

If the Fund invests in REIT equity securities, such investments may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

The Fund’s investment in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or qualify as taxable mortgage pools (“TMPs”) could result in the imposition of significant reporting, withholding, and tax payment responsibilities. Under a notice issued by the IRS and Treasury regulations that have not yet been issued but that may apply retroactively, a portion of the Fund’s income that is allocable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice provides and these regulations are expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders had received the excess inclusion income directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of shares of the Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations. The Fund tries to avoid investing in REITs that hold residual interests in REMICs, that qualify as TMPs, or that otherwise expect to generate excess inclusion income, but the Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, the Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.

Tax-Exempt Shareholders

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the regulated investment company. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from residual interests in REMICs or equity interests in TMPs as described above. In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs and other tax-exempt investors should consult their tax advisors concerning the tax consequences of investing in the Fund.

Non-U.S. Investors

In general, dividends other than those properly reported as capital gain dividends that are paid by the Fund to a shareholder that is not a “United States person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Distributions properly reported as capital gain dividends generally are not subject to withholding of U.S. federal income tax.

For distributions with respect to taxable years of a regulated investment company beginning before January 1, 2014, the regulated investment company was not required to withhold any amounts (i) with respect to distributions of U.S.-source interest income that, in general, would not have been subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly reported as such by the regulated investment company (“interest-related dividends”), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly reported as such by the regulated investment company (“short-term capital gain dividends”).

The exemption from withholding for interest-related dividends did not apply to distributions to a foreign person (i) that had not provided a satisfactory statement that the beneficial owner was not a United States person, (ii) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or was a 10% shareholder of the issuer, (iii) that was within certain foreign countries that had inadequate information exchange with the U.S., or (iv) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign person and the foreign person was a controlled foreign corporation. The exemption from withholding for short-term capital gain dividends did not apply to (i) distributions to an individual foreign person who was present in the U.S. for a period or periods aggregating 183 days or more during the year of the distribution and (ii) distributions subject to special rules regarding the disposition of U.S. real property interests (described below). In the case of shares held through an intermediary, the intermediary may have withheld even if the regulated investment company reported a distribution as an interest-related or short-term capital gain dividend.

Moreover, depending on the circumstances, the regulated investment company was permitted to choose not to report potentially eligible distributions as interest-related and/or short-term capital gain dividends and/or to treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. These exemptions from withholding have expired for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2014. It is currently unclear whether Congress will extend these exemptions for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, or what the terms of such an extension would be, including whether such extension would have retroactive effect. In the event these exemptions are extended, the Fund has not determined whether it will separately report the portion of its distributions that should be treated as such interest-related or short-term capital gains dividends.

If a beneficial holder of Fund shares who or which is a foreign person has a trade or business in the U.S., and Fund dividends received by such holder are effectively connected with the conduct of that trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of shares who or which is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on capital gain dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the capital gain dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign person’s sale of shares of the Fund or to the capital gain dividend the foreign shareholder received (see below).

In the case of a shareholder who or which is eligible for the benefits of a tax treaty with the United States, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal tax on income referred to above.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign person must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign investors in the Fund should consult their tax advisors in this regard.

Very generally, special tax rules apply if the Fund holds or, but for the operation of certain exceptions, would be treated as holding USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the Fund’s USRPIs, interests in real property located outside the United States, and other assets used or held for use in a trade or business. Such rules could result in U.S. tax withholding from certain distributions to a foreign shareholder. Furthermore, the foreign shareholder may be required to file a U.S. tax return and pay tax on such distributions—and, in certain cases, gain realized on sale of Fund shares—at regular U.S. federal income tax rates. The Fund does not expect to invest in a significant percentage of USRPIs, or interests that would be USRPIs but for the exceptions referred to above, so these special tax rules are not likely to apply.

Certain Additional Reporting and Withholding Requirements

The Foreign Account Tax Compliance Act (“FATCA”) generally requires the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends, including capital gain dividends, and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign persons described above (e.g., capital gain dividends and short-term capital gain and interest-related dividends), beginning as early as July 1, 2014.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Custodian and Transfer Agent

State Street Bank and Trust Company (“State Street”), 200 Newport Avenue, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. State Street also performs transfer agency, dividend paying agency and portfolio accounting services for the Fund. State Street has delegated most transfer agent functions to its affiliate, Boston Financial Data Services, 30 Dan Road, Canton, MA 02021. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

Legal Counsel

Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, DC 20005, is counsel to the Fund.

Independent Registered Public Accounting Firm

Ernst & Young LLP, located at 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm provides services including (i) an audit of the annual financial statements; (ii) assistance and consultation in connection with SEC filings; and (iii) preparation of the annual income tax returns filed on behalf of the Fund.

Financial Statements

Financial statements for the Fund are not presented because the Fund had not yet begun investment operations as of the date of this SAI.

PART C

OTHER INFORMATION

ITEM 28. Exhibits.

Exhibit Number	Description

(a)(1)	Amended and Restated Articles of Incorporation dated January 11, 2013. (kk)

(a)(2)	Articles of Amendment dated December 17, 2013. (mm)

(a)(3)	Articles of Amendment dated February 12, 2014. (nn)

(b)	Bylaws, as amended and restated, of the Registrant dated February 21, 2014. (oo)

(c)	None. (Registrant does not issue share certificates.)

(d)(1)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Fund. (a)

(d)(2)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund. (a)

(d)(3)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Mid Cap Fund. (b)

(d)(4)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Value Fund. (e)

(d)(5)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Mid Cap Value Fund. (g)

(d)(6)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Small Cap Fund. (i)

(d)(7)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Value Fund. (k)

(d)(8)	Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund. (p)

(d)(9)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund. (q)

(d)(10)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Fund. (r)

(d)(11)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund. (u)

(d)(12)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Opportunities Fund. (y)

(d)(13)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Equity Fund. (dd)

(d)(14)	Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund. (ee)

(d)(15)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Small Cap Fund. (ll)

(d)(16)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan High Income Fund. Filed herewith.

(e)(1)	Distribution Agreement between the Registrant and Artisan Partners Distributors LLC. (e)

(e)(2)	Notification to Distributor regarding addition of Artisan Mid Cap Value Fund. (g)

(e)(3)	Notification to Distributor regarding addition of Artisan International Small Cap Fund. (i)

(e)(4)	Notification to Distributor regarding addition of Artisan International Value Fund. (k)

(e)(5)	Notification to Distributor regarding addition of Artisan Value Fund. (q)

(e)(6)	Notification to Distributor regarding addition of Artisan Emerging Markets Fund. (r)

(e)(7)	Notification to Distributor regarding addition of Artisan International Value Fund – Institutional Shares. (t)

(e)(8)	Notification to Distributor regarding addition of Artisan Global Value Fund. (v)

(e)(9)	Notification to Distributor regarding addition of Artisan Emerging Markets Fund – Advisor Shares. (x)

(e)(10)	Notification to Distributor regarding addition of Artisan Global Opportunities Fund. (z)

(e)(11)	Amendment No. 1 to Distribution Agreement between the Registrant and Artisan Partners Distributors LLC. (bb)

(e)(12)	Notification to Distributor regarding addition of Artisan Global Equity Fund. (dd)

(e)(13)	Notification to Distributor regarding addition of Artisan Global Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (ff)

(e)(14)	Notification to Distributor regarding addition of Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (gg)

(e)(15)	Notification to Distributor regarding addition of Artisan Small Cap Fund – Institutional Shares. (hh)

(e)(16)	Notification to Distributor regarding addition of Artisan Global Value Fund – Institutional Shares. (jj)

(e)(17)	Notification to Distributor regarding addition of Artisan Global Small Cap Fund. (ll)

(e)(18)	Notification to Distributor regarding addition of Artisan High Income Fund. Filed herewith.

(e)(19)	Notification to Distributor regarding addition of Artisan Emerging Markets Fund – Investor Shares. Filed herewith.

(e)(20)	Notification to Distributor regarding addition of Artisan Global Opportunities Fund – Advisor Shares, Artisan Global Value Fund – Advisor Shares, Artisan International Fund – Advisor Shares, Artisan International Value Fund – Advisor Shares, Artisan Mid Cap Fund – Advisor Shares, Artisan Mid Cap Value Fund – Advisor Shares, and Artisan Value Fund – Advisor Shares. Filed herewith.

(f)	None.

(g)(1)	Custodian Agreement and Accounting Services Agreement between the Registrant and State Street Bank and Trust Company. (a)

(g)(2)	Notification to Custodian regarding addition of Artisan Mid Cap Fund. (b)

(g)(3)	Notification to Custodian regarding addition of Artisan Small Cap Value Fund. (c)

(g)(4)	Amendment No. 1 to Custodian Agreement. (e)

(g)(5)	Notification to Custodian regarding addition of Artisan Mid Cap Value Fund. (g)

(g)(6)	Notification to Custodian regarding addition of Artisan International Small Cap Fund. (i)

(g)(7)	Notification to Custodian regarding addition of Artisan International Value Fund. (m)

(g)(8)	Amendment No. 2 to Custodian Agreement. (m)

(g)(9)	Notification to Custodian regarding addition of Artisan Value Fund. (q)

(g)(10)	Notification to Custodian regarding addition of Artisan Emerging Markets Fund. (r)

(g)(11)	Notification to Custodian regarding addition of Artisan Global Value Fund. (v)

(g)(12)	Notification to Custodian regarding addition of Artisan Global Opportunities Fund. (z)

(g)(13)	Amendment to the Custodian Agreement. (bb)

(g)(14)	Notification to Custodian regarding addition of Artisan Global Equity Fund. (dd)

(g)(15)	Notification to Custodian regarding addition of Artisan Global Small Cap Fund. (ll)

(g)(16)	Notification to Custodian regarding addition of Artisan High Income Fund. Filed herewith.

(g)(17)	Amendment to Custodian Agreement. Filed herewith.

(h)(1)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (h)

(h)(2)	Notification to Transfer Agent regarding addition of Artisan International Small Cap Fund. (i)

(h)(3)	Notification to Transfer Agent regarding addition of Artisan International Value Fund. (l)

(h)(4)	Letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company. (m)

(h)(5)	Amendment No. 1 to Transfer Agency and Service Agreement. (n)

(h)(6)	October 1, 2003 amendment to letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company. (o)

(h)(7)	Notification to Transfer Agent regarding addition of Artisan Value Fund. (q)

(h)(8)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund. (r)

(h)(9)	Notification to Transfer Agent regarding addition of Artisan International Value Fund – Institutional Shares. (t)

(h)(10)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (t)

(h)(11)	Notification to Transfer Agent regarding addition of Artisan Global Value Fund. (v)

(h)(12)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund – Advisor Shares. (x)

(h)(13)	Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund. (z)

(h)(14)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (aa)

(h)(15)	Notification to Transfer Agent regarding addition of Artisan Global Equity Fund. (dd)

(h)(16)	Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (ff)

(h)(17)	Notification to Transfer Agent regarding addition of Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (gg)

(h)(18)	Notification to Transfer Agent regarding addition of Artisan Small Cap Fund – Institutional Shares. (hh)

(h)(19)	Notification to Transfer Agent regarding addition of Artisan Global Value Fund – Institutional Shares. (jj)

(h)(20)	Notification to Transfer Agent regarding addition of Artisan Global Small Cap Fund. (ll)

(h)(21)	Notification to Transfer Agent regarding addition of Artisan High Income Fund. Filed herewith.

(h)(22)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund – Investor Shares. Filed herewith.

(h)(23)	Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund – Advisor Shares, Artisan Global Value Fund – Advisor Shares, Artisan International Fund – Advisor Shares, Artisan International Value Fund – Advisor Shares, Artisan Mid Cap Fund – Advisor Shares, Artisan Mid Cap Value Fund – Advisor Shares and Artisan Value Fund – Advisor Shares. Filed herewith.

(i)(1)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Investor Shares and Artisan International Fund – Institutional Shares and Investor Shares (aa)

(i)(2)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund. (b)

(i)(3)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Value Fund. (c)

(i)(4)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund – Institutional Shares. (d)

(i)(5)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Investor Shares. (f)

(i)(6)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Small Cap Fund – Investor Shares. (g)

(i)(7)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Investor Shares. (j)

(i)(8)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Value Fund – Investor Shares. (q)

(i)(9)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Institutional Shares. (r)

(i)(10)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Institutional Shares. (t)

(i)(11)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Value Fund – Investor Shares. (v)

(i)(12)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Advisor Shares. (x)

(i)(13)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund – Investor Shares. (z)

(i)(14)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Equity Fund – Investor Shares. (dd)

(i)(15)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (ff)

(i)(16)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (gg)

(i)(17)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Institutional Shares. (hh)

(i)(18)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Value Fund – Institutional Shares. (jj)

(i)(19)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Small Cap Fund – Investor Shares. (ll)

(i)(20)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Investor Shares. (nn)

(i)(21)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan High Income Fund. Filed herewith.

(i)(22)	Consent of Godfrey & Kahn, S.C. Filed herewith.

(j)(1)	Consent of Ropes & Gray LLP. Filed herewith.

(j)(2)	Consent of independent registered public accounting firm. Filed herewith.

(k)	None.

(l)(1)	Subscription Agreement between the Registrant and Andrew A. Ziegler and Carlene Murphy Ziegler relating to Artisan Small Cap Fund. (a)

(l)(2)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund. (q)

(l)(3)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Fund. (s)

(l)(4)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund. (w)

(l)(5)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Opportunities Fund. (cc)

(l)(6)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Equity Fund. (dd)

(l)(7)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Small Cap Fund. (ll)

(l)(8)	Form of Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan High Income Fund. Filed herewith.

(m)	None.

(n)(1)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3. (nn)

(p)(1)	Artisan Partners Funds, Inc. Code of Ethics for Directors. (ll)

(p)(2)	Artisan Partners Asset Management Inc., Artisan Partners Limited Partnership, Artisan Partners UK LLP, Artisan Partners Asia-Pacific PTE. LTD., Artisan Partners Distributors LLC, Artisan Partners Funds, Inc. and Artisan Partners Global Funds plc Code of Ethics and Insider Trading Policy. (ll)

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc. Filed herewith.

(a)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 3 to Registrant’s registration statement, Securities Act file number 33-88316 (the “Registration Statement”), filed on November 27, 1995.

(b)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 6 to the Registration Statement, filed on April 11, 1997.

(c)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 7 to the Registration Statement, filed on June 6, 1997.

(d)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 12 to the Registration Statement, filed on April 28, 2000.

(e)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 13 to the Registration Statement, filed on October 31, 2000.

(f)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 14 to the Registration Statement, filed on November 30, 2000.

(g)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 16 to the Registration Statement, filed on September 4, 2001.

(h)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 17 to the Registration Statement, filed on October 29, 2001.

(i)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 18 to the Registration Statement, filed on June 6, 2002.

(j)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 19 to the Registration Statement, filed on June 7, 2002.

(k)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 20 to the Registration Statement, filed on August 21, 2002.

(l)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 21 to the Registration Statement, filed on October 29, 2002.

(m)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 22 to the Registration Statement, filed on September 26, 2003.

(n)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 23 to the Registration Statement, filed on January 28, 2004.

(o)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 24 to the Registration Statement, filed on November 30, 2004.

(p)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 25 to the Registration Statement, filed on December 1, 2005.

(q)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 28 to the Registration Statement, filed on March 21, 2006.

(r)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 31 to the Registration Statement, filed on June 26, 2006.

(s)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 32 to the Registration Statement, filed on August 4, 2006.

(t)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 33 to the Registration Statement, filed on September 26, 2006.

(u)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 35 to the Registration Statement, filed on September 11, 2007.

(v)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 36 to the Registration Statement, filed on December 3, 2007.

(w)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 37 to the Registration Statement, filed on January 28, 2008.

(x)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 39 to the Registration Statement, filed on April 14, 2008.

(y)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 40 to the Registration Statement, filed on June 18, 2008.

(z)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 41 to the Registration Statement, filed on August 29, 2008.

(aa)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 42 to the Registration Statement, filed on January 28, 2009.

(bb)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 43 to the Registration Statement, filed on November 25, 2009.

(cc)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 44 to the Registration Statement, filed on January 13, 2010.

(dd)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 46 to the Registration Statement, filed on March 26, 2010.

(ee)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 48 to the Registration Statement, filed on January 28, 2011.

(ff)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 51 to the Registration Statement, filed on July 25, 2011.

(gg)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 55 to the Registration Statement, filed on January 30, 2012.

(hh)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 58 to the Registration Statement, filed on April 27, 2012.

(ii)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 59 to the Registration Statement, filed on May 9, 2012.

(jj)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 61 to the Registration Statement, filed on July 6, 2012.

(kk)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 63 to the Registration Statement, filed on January 11, 2013.

(ll)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 70 to the Registration Statement, filed on June 21, 2013.

(mm)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 72 to the Registration Statement, filed on December 18, 2013.

(nn)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 74 to the Registration Statement, filed on February 14, 2014.

(oo)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 76 to the Registration Statement, filed on February 21, 2014.

ITEM 29. Persons Controlled by or Under Common Control With Registrant.

None.

ITEM 30. Indemnification.

Article VIII of Registrant’s Amended and Restated Articles of Incorporation and Article IX of Registrant’s Bylaws (Exhibits (a)(1) through (b)), which are incorporated herein by reference) provide that the Registrant shall indemnify and advance expenses to its currently acting and its former directors and officers to the fullest extent that indemnification of directors and officers is permitted by the Wisconsin Statutes. The Board of Directors may by bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Wisconsin Statutes; provided however, that nothing therein shall be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant will not advance attorneys’ fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (i) such person shall provide security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Registrant and its directors and officers are insured under policies of insurance maintained by Registrant, within the limits and subject to the limitations of the policies, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policies expressly exclude coverage for any director or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

The Registrant also has entered into indemnification agreements with each of its directors. The indemnification agreements provide that the Registrant will indemnify and advance expenses to the director if the director is or is threatened to be made a party to a proceeding by reason of the director’s corporate status, to the fullest extent permitted by applicable law. The indemnification agreements specifically provide that a director will not be indemnified for any acts or omissions giving rise to any claims asserted against the director that constituted “disabling conduct” (e.g., willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office).

ITEM 31. Business and Other Connections of Investment Adviser.

The information in the prospectus under the caption “Organization, Management & Management Fees” and in the statement of additional information under the caption “Investment Advisory Services” is incorporated herein by reference. The principal executives of Artisan Partners Limited Partnership (“Artisan Partners”) are: K. Robert J. Batchelor, Vice President; Eric R. Colson, President and Chief Executive Officer; Charles J. Daley, Jr., Chief Financial Officer and Treasurer; James S. Hamman, Jr., Vice President and Assistant Secretary; Stephen W. Hlavach, Assistant Treasurer; Sarah A. Johnson, Vice President and Secretary; Dean J. Patenaude, Vice President; and Gregory K. Ramirez, Vice President and Assistant Treasurer. For a description of other business, profession, vocation or employment of a substantial nature in which any officer of Artisan Partners, except Mr. Batchelor, Mr. Daley and Mr. Patenaude, has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption “Directors and Officers” in the statement of additional information. In addition to being Managing Directors of Artisan Partners, Mr. Batchelor serves as Vice President of Artisan Investments GP LLC (“Artisan Investments”), the general partner of Artisan Partners, Mr. Daley serves as the Chief Financial Officer and Treasurer of Artisan Investments and Mr. Patenaude serves as Vice President of Artisan Investments.

ITEM 32. Principal Underwriters.

(a)	Artisan Partners Distributors LLC acts as principal underwriter for Artisan Funds.

(b)

Name	Positions and Offices with Underwriter	Positions and Offices with Fund

Dean J. Patenaude	Chairman and President	None

Michael C. Roos	Vice President	None

Gregory K. Ramirez	Chief Financial Officer, Vice President and Treasurer	Chief Financial Officer, Vice President and Treasurer

Sarah A. Johnson	Vice President and Secretary	General Counsel, Vice President and Secretary

Brooke J. Billick	Chief Compliance Officer	Chief Compliance Officer

Michelle L. Klein	Assistant Treasurer	None

The principal business address of each officer of Artisan Partners Distributors LLC is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 33. Location of Accounts and Records.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows:

(1)	State Street Bank and Trust Company

Crown Colony Office Park

1200 Crown Colony Drive

Quincy, Massachusetts 02169

Rule 31a-1(a); Rules 31a-1(b)(1), (2), (3), (5), (6), (7), (8), (9)

Rules 31a-2(a)(1), (2)

(2)	Artisan Partners Limited Partnership (on its own behalf, or on behalf of Artisan Partners Funds, Inc. or Artisan Partners Distributors LLC)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

777 East Wisconsin Ave, Suite 1200

Milwaukee, Wisconsin 53202

c/o Iron Mountain

5170 S. 6th Street

Milwaukee, WI 53221

Rule 31a-1(a); Rules 31a-1(b)(4), (5), (6), (7), (9), (10), (11);

Rule 31a-1(d); Rule 31a-1(f); Rules 31a-2(a)(1), (2), (3), (4), (5), (6);

Rule 31a-2(c); Rule 31a-2(e)

(3)	Boston Financial Data Services

30 Dan Road

Canton, Massachusetts 02021

Rules 31a-1(b)(1), (2)(iv); Rule 31a-2(a)(1)

(4)	Ropes & Gray LLP

One Metro Center

700 12th Street NW, Suite 900

Washington, DC 20005-3948

Rule 31a-1(b)(4); Rule 31a-2(a)(1), (4)

ITEM 34. Management Services.

Not applicable.

ITEM 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California on the 28th day of February, 2014.

ARTISAN PARTNERS FUNDS, INC.

By:	/s/ Eric R. Colson
Eric R. Colson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Eric R. Colson Eric R. Colson	President, Chief Executive Officer (principal executive officer) and Director	February 28, 2014

/s/ David A. Erne David A. Erne	Director	February 28, 2014

/s/ Gail L. Hanson Gail L. Hanson	Director	February 28, 2014

/s/ Thomas R. Hefty Thomas R. Hefty	Director	February 28, 2014

/s/ Patrick S. Pittard Patrick S. Pittard	Director	February 28, 2014

/s/ R. Scott Trumbull R. Scott Trumbull	Director	February 28, 2014

/s/ Gregory K. Ramirez Gregory K. Ramirez	Chief Financial Officer, Vice President, and Treasurer (principal financial and accounting officer)	February 28, 2014

By:	/s/ Rajib Chanda
Rajib Chanda

*By	Rajib Chanda, Attorney-in-Fact, pursuant to powers of attorney filed herewith

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description

(d)(16)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan High Income Fund.

(e)(18)	Notification to Distributor regarding addition of Artisan High Income Fund.

(e)(19)	Notification to Distributor regarding addition of Artisan Emerging Markets Fund – Investor Shares.

(e)(20)	Notification to Distributor regarding addition of Artisan Global Opportunities Fund – Advisor Shares, Artisan Global Value Fund – Advisor Shares, Artisan International Fund – Advisor Shares, Artisan International Value Fund – Advisor Shares, Artisan Mid Cap Fund – Advisor Shares, Artisan Mid Cap Value Fund – Advisor Shares and Artisan Value Fund – Advisor Shares.

(g)(16)	Notification to Custodian regarding addition of Artisan High Income Fund.

(g)(17)	Amendment to Custodian Agreement.

(h)(21)	Notification to Transfer Agent regarding addition of Artisan High Income Fund.

(h)(22)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund – Investor Shares.

(h)(23)	Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund – Advisor Shares, Artisan Global Value Fund – Advisor Shares, Artisan International Fund – Advisor Shares, Artisan International Value Fund – Advisor Shares, Artisan Mid Cap Fund – Advisor Shares, Artisan Mid Cap Value Fund – Advisor Shares and Artisan Value Fund – Advisor Shares.

(i)(21)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan High Income Fund.

(i)(22)	Consent of Godfrey & Kahn, S.C.

(j)(1)	Consent of Ropes & Gray LLP.

(j)(2)	Consent of independent registered public accounting firm.

(l)(8)	Form of Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan High Income Fund.

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc.